As filed with the Securities and Exchange Commission on March 1, 1999

                           Registration No. 333-39955
                            Registration No. 811-8475

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             Registration Statement Under the Securities Act of 1933
                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 1

            For Registration Under the Investment Company Act of 1940
                                 Amendment No. 2

                       GE Capital Life Separate Account II
                           (Exact Name of Registrant)

                  GE Capital Life Assurance Company of New York
                               (Name of Depositor)
                           125 Park Avenue, 6th Floor
                          New York, New York 10017-5529
               (Address of Depositor's Principal Executive Office)
                  Depositor's Telephone Number: (212) 672-4400

                                Geoffrey S. Stiff
                  GE Capital Life Assurance Company of New York
                           125 Park Avenue, 6th Floor
                          New York, New York 10017-5529
                     (Name and address of Agent for Service)

                                    Copy to:
                            Stephen E. Roth, Esquire
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415


It is proposed that this filing will become effective:
_____ immediately upon filing pursuant to paragraph (b) of Rule 485
_____ on May 1, 1999 pursuant to paragraph (b) of Rule 485
   X 60 days after filing pursuant to paragraph (a)(1) of Rule 485 _____ on _____ pursuant to paragraph (a)(1) of Rule 485
_____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____ on _____ pursuant to paragraph (a)(2) of Rule 485

Title of Securities Being Registered:  Interests in a Separate Account under
                                       Individual Flexible Premium Variable
                                       Deferred Annuity Policies

                       GE Capital Life Separate Account II
                               Prospectus For The
                Flexible Premium Variable Deferred Annuity Policy
                                 Form P1066 6/97

                                   issued by:
                  GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK
            125 Park Avenue, 6th Floor, New York, New York 10017-5529
                            Telephone: (212) 672-4400

                        Variable Annuity Servicing Center
                             6610 West Broad Street
                               Richmond, VA 23230
                                 (800) 313-5282

This Prospectus describes a flexible premium variable deferred annuity policy (the "Policy") for individuals and some qualified and nonqualified retirement plans. GE Capital Life Assurance Company of New York (the "Company," "we," "us," or "our") issues the Policy.

The Policy offers you the accumulation of Account Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis or a combination of both.

You may allocate your premium payments to the Separate Account, the Guarantee Account, or both. Each Investment Subdivision of the Separate Account invests in shares of the Funds. We list the Funds, and their currently available portfolios, below.

JANUS ASPEN SERIES:
         Growth Portfolio, Aggressive Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio, Balanced Portfolio, Flexible Income Portfolio, Capital Appreciation Portfolio
VARIABLE INSURANCE PRODUCTS FUND:
         VIP Equity-Income Portfolio, VIP Overseas Portfolio, VIP Growth
         Portfolio
VARIABLE INSURANCE PRODUCTS FUND II:
         VIP II Asset Manager Portfolio, VIP II Contrafund Portfolio VARIABLE INSURANCE PRODUCTS FUND III:
         VIP III Growth & Income Portfolio, VIP III Growth Opportunities
         Portfolio
GE INVESTMENTS FUNDS, INC.:
         S&P 500 Index Fund, Money Market Fund, Total Return Fund, International Equity Fund, Real Estate Securities Fund, Global Income Fund, Value Equity Fund, Income Fund, U.S. Equity Fund
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
         Oppenheimer Bond Fund, Oppenheimer Aggressive Growth Fund, Oppenheimer Growth Fund, Oppenheimer High Income Fund, Oppenheimer Multiple Strategies Fund
FEDERATED INSURANCE SERIES:
         Federated American Leaders Fund II, Federated Utility Fund II, Federated High Income Bond Fund II THE ALGER AMERICAN FUND: Alger American Growth Portfolio, Alger American Small Capitalization Portfolio
PBHG INSURANCE SERIES FUND, INC.
         PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
         Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Equity Fund SALOMON BROTHERS VARIABLE SERIES FUND:
         Salomon Investors Fund, Salomon Total Return Fund, Salomon Strategic Bond Fund

Except for amounts in the Guarantee Account, both the value of a Policy before the Maturity Date and the amount of monthly income afterward will depend upon the investment performance of the portfolio(s) you select. You bear the investment risk of investing in the portfolios.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
YOUR INVESTMENT IN THE POLICY IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY.

This Prospectus gives details about the Separate Account and our Guarantee Account that you should know before investing. Please read this prospectus carefully and keep it for future reference.

A statement of additional information ("SAI"), dated ____ __, 1999, concerning the Separate Account has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. If you would like a free copy, call us at 1-800-352-9910. The SAI also is available on the SEC's website at http://www.sec.gov. A table of contents for the SAI appears on the last page of this Prospectus.

The date of this Prospectus is ______ __, 1999

                                TABLE OF CONTENTS


                                                                 Page

Definitions.....................................................

Expense tables..................................................

Synopsis........................................................

Investment Results..............................................

Financial Statements............................................

GE Capital Life Assurance Company of New York...................

Separate Account................................................

Guarantee Account...............................................

Charges and Other Deductions....................................

The Policy......................................................

Transfers.......................................................

Withdrawals.....................................................

Death Benefit...................................................

Income Payments.................................................

Federal Tax Matters.............................................

Voting Rights...................................................

Requesting Payments.............................................

Distribution of the Policies....................................

Additional Information .........................................

Condensed Financial Information.................................

Table of Contents for Statement of Additional Information.......

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                   DEFINITIONS

We have tried to make this Prospectus as understandable as possible. However, in explaining how the Policy works, we have had to use certain terms that have special meanings. We define these terms below.

ACCOUNT VALUE -- The value of the Policy equal to the amount allocated to the Investment Subdivisions of the Separate Account and the Guarantee Account.

ACCUMULATION UNIT -- An accounting unit of measure we use in calculating the Account Value in the Separate Account before the Maturity Date.

ANNUITANT -- The Annuitant is the person named in the Policy upon whose age and, where appropriate, sex, we determine monthly income benefits.

ANNUITY UNIT -- An accounting unit of measure we use in the calculation of the amount of the second and each subsequent variable income payment.

BUSINESS DAY -- Any day that the New York Stock Exchange is open for business (except for days on which a Fund does not value its shares) and any other day in which there is a material change in the value of the assets in the Separate Account.

DEATH BENEFIT -- The benefit provided under a Policy upon the death of an Annuitant before the Maturity Date.

DESIGNATED BENEFICIARY(IES) -- The person(s) designated in the Policy who is alive (or in existence for non-natural entities) on the date of an Owner's, Joint Owner's or Annuitant's death and who we will treat as the sole Owner of the Policy following such a death.

FUND -- Any open-end management investment company or investment portfolio thereof.

GENERAL ACCOUNT -- Our assets that are not segregated in any of our separate investment accounts.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.

INVESTMENT SUBDIVISION -- A subdivision of the Separate Account; each Investment Subdivision invests exclusively in shares of a designated portfolio of one of the Funds.

MATURITY DATE -- The date stated in the Policy on which your income payments will commence, if the Annuitant is living on that date.

OWNER -- The person or persons (in the case of Joint Owners) entitled to receive income payments after the Maturity Date. During the lifetime of the Annuitant, the Owner also is entitled to the ownership rights stated in the Policy and in any application. "You" or "your" refers to the Owner or Joint Owners.

POLICY DATE -- The date we issue your Policy and your Policy becomes effective. Your Policy Date is shown in your Policy and we use it to determine Policy years and anniversaries.

SEPARATE ACCOUNT - GE Capital Life Separate Account II.

SURRENDER VALUE -- The Account Value less any applicable surrender charge and less ODB charge (provided we have the necessary exemptive relief to deduct this charge at surrender).

VALUATION PERIOD -- The period between the close of business on a Business Day and the close of business on the next succeeding Business Day.

VARIABLE ANNUITY SERVICE CENTER - The office to which all written and telephone inquiries concerning the Policy or the Funds should be made: 6610 West Broad Street, Richmond, VA 23230, 1-800-313-5282.



                                  EXPENSE TABLE


This table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase the Policy. The table reflects expenses both of Investment Subdivisions of the Separate Account and of the portfolios. For more complete descriptions of the various costs and expenses involved, see Charges and Other Deductions in this Prospectus, and the Fund prospectuses.

OWNER TRANSACTION EXPENSES:

The maximum surrender charge (as a percentage of each premium
   payment surrendered/withdrawn):                                        6%

We reduce the surrender charge percentage over time. In general, the later you surrender or withdraw a premium payment, the lower the surrender charge will be on that premium payment.

(Note:  We may waive the surrender charge in certain cases.
SEE Surrender Charge.)

Transfer Charge:

         First 12 transfers in a calendar year                           None
         Subsequent transfers (each)                                     $10.00

ANNUAL EXPENSES (AS A PERCENTAGE OF ACCOUNT VALUE):

Mortality and Expense Risk Charge                                        1.25%
Administrative Expense Charge                                             .15%
-------------------------------                                          ------
Total Annual Expenses                                                    1.40%

OTHER ANNUAL EXPENSES:

Annual Policy Maintenance Charge                                         $25*
Maximum Elective Optional Death Benefit
      Charge ("ODB") (as a percentage of
      Account Value)                                                     .25%**

* We do not assess this charge if your Account Value at the time the charge is due is more than $75,000.
** If the Optional Death Benefit applies. (This may be referred to as the "Annual EstateProtector" in our marketing materials.)



FUND ANNUAL EXPENSES

Annual expenses of the portfolios of the Funds for the year ended December 31, 1998: (as a percentage of each portfolio's average net assets):

The expense numbers will be added by a subsequent post effective amendment.




                                                                                                TOTAL
FUND                                               MANAGEMENT FEES     OTHER EXPENSES      ANNUAL EXPENSES

BALANCED
      Janus Aspen Balanced Portfolio
      VIP II Asset Manager Portfolio
      Salomon Brothers Total Return Fund
      GE Total Return Fund
      Oppenheimer Multiple Strategies Fund
AGGRESSIVE GROWTH
      Janus Aspen Aggressive Growth Portfolio
      Oppenheimer Aggressive Growth Fund
      Alger American Small Capitalization Portfolio
GROWTH
      Janus Aspen Growth Portfolio
      Janus Aspen Capital Appreciation Portfolio
      Alger American Growth Portfolio
      VIP II Contrafund Portfolio
      VIP Growth Portfolio
      Oppenheimer Growth Fund
      VIP III Growth Opportunities Portfolio
      Goldman Sachs Mid Cap Equity Fund
      GE Value Equity Fund
      PBHG Growth II Portfolio
      PBHG Large Cap Growth Portfolio
GROWTH & INCOME
      Federated American Leaders Fund II
      GE US Equity Fund
      Goldman Sachs Growth & Income Fund
      Salomon Brothers Investors Fund
      VIP Equity-Income Portfolio
      VIP III Growth & Income Portfolio
      GE S&P 500 Index Fund
INTERNATIONAL STOCK
      Janus Aspen International Growth Portfolio
      VIP Overseas Portfolio
      GE International Equity Fund
CORPORATE BOND
      Oppenheimer Bond Fund
      Salomon Brothers Strategic Bond Fund
      GE Income Fund
HIGH YIELD BOND
      Oppenheimer High Income Fund
      Federated High Income Bond Fund
SPECIALTY
      Federated Utility Fund II
      GE Real Estate Securities Fund
DIVERSIFIED BOND
      Janus Aspen Flexible Income Portfolio
GLOBAL STOCK
      Janus Aspen Worldwide Growth Portfolio
INTERNATIONAL BOND
      GE Global Income Fund
MONEY MARKET
      GE Money Market Fund


EXAMPLES The information for the charts shown below will be added by a subsequent post-effective amendment.

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more less than those shown.

                                      * * *
1. If you surrender your Policy at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:*


                                                                          With Maximum Elective ODB charges

FUND:                                                            1 Year       3 Years       5 Years      10 Years

BALANCED
   Janus Aspen Balanced Portfolio
   VIP II Asset Manager Portfolio
   Salomon Brothers Total Return Fund
   GE Investments Total Return Fund
   Oppenheimer Multiple Strategies Fund
AGGRESSIVE GROWTH
   Janus Aspen Aggressive Growth Portfolio
   Oppenheimer Aggressive Growth Fund
   Alger American Small Capitalization Portfolio
GROWTH
   Janus Aspen Growth Portfolio
   Janus Aspen Capital Appreciation Portfolio
   Alger American Growth Portfolio
   VIP II Contrafund Portfolio
   VIP Growth Portfolio
   Oppenheimer Growth Fund
   VIP III Growth Opportunities Portfolio
   Goldman Sachs Mid Cap Equity Fund
   GE Investments Value Equity Fund
   PBHG Growth II Portfolio
   PBHG Large Cap Growth Portfolio
GROWTH AND INCOME
   Federated American Leaders Fund II
   GE Investments US Equity Fund
   Goldman Sachs Growth & Income Fund
   Salomon Brothers Investors Fund
   VIP Equity-Income Portfolio
   VIP III Growth & Income Portfolio
   GE Investments S&P 500 Index Fund
INTERNATIONAL STOCK
    Janus Aspen International Growth Portfolio
    VIP Overseas Portfolio
     GE International Equity Fund
CORPORATE BOND
   Oppenheimer Bond Fund
   Salomon Brothers Strategic Bond Fund
   GE Investments  Income Fund
HIGH YIELD BOND
    Oppenheimer High Income Bond
    Federated High Income Bond Fund
SPECIALTY
    Federated Utility Fund II
    GE Real Estate Securities Fund
     Diversified Bond
     Janus Aspen Flexible Income Portfolio
GLOBAL STOCK
   Janus Aspen Worldwide Growth Portfolio
INTERNATIONAL BOND
   GE Global Income Fund
MONEY MARKET
   GE Investments Money Market Fund

* surrender includes annuitization over a period of less than 5 years.

2. If you do not surrender your policy, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


                                                                              With Maximum Elective ODB charges

FUND:                                                            1 Year       3 Years       5 Years      10 Years
BALANCED
   Janus Aspen Balanced Portfolio
   VIP II Asset Manager Portfolio
   Salomon Brothers Total Return Fund
   GE Investments Total Return Fund
   Oppenheimer Multiple Strategies Fund
AGGRESSIVE GROWTH
   Janus Aspen Aggressive Growth Portfolio
   Oppenheimer Aggressive Growth Fund
   Alger American Small Capitalization Portfolio
GROWTH
   Janus Aspen Growth Portfolio
   Janus Aspen Capital Appreciation Portfolio
   Alger American Growth Portfolio
   VIP II Contrafund Portfolio
   VIP Growth Portfolio
   Oppenheimer Growth Fund
   VIP III Growth Opportunities Portfolio
   Goldman Sachs Mid Cap Equity Fund
   GE Investments Value Equity Fund
   PBHG Growth II Portfolio
   PBHG Large Cap Growth Portfolio
GROWTH AND INCOME
   Federated American Leaders Fund II
   GE Investments US Equity Fund
   Goldman Sachs Growth & Income Fund
   Salomon Brothers Investors Fund
   VIP Equity-Income  Portfolio
   VIP III Growth & Income Portfolio
   GE Investments S&P 500 Index Fund
INTERNATIONAL STOCK
    Janus Aspen International Growth Portfolio
    VIP Overseas Portfolio
     GE International Equity Fund
CORPORATE BOND
   Oppenheimer Bond Fund
   Salomon Brothers Strategic Bond Fund
   GE Investments  Income Fund
HIGH YIELD BOND
    Oppenheimer High Income Bond
    Federated High Income Bond Fund
SPECIALTY
    Federated Utility Fund II
    GE Real Estate Securities Fund
Diversified Bond
     Janus Aspen Flexible Income Portfolio
GLOBAL STOCK
   Janus Aspen Worldwide Growth Portfolio
INTERNATIONAL BOND
   GE Global Income Fund
MONEY MARKET
   GE Investments Money Market Fund


* surrender includes annuitization over a period of less than 5 years.

1. If you surrender your Policy at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:*

                                                                                Without Elective ODB charges

FUND:                                                            1 Year       3 Years       5 Years      10 Years

BALANCED
   Janus Aspen Balanced Portfolio
   VIP II Asset Manager Portfolio
   Salomon Brothers Total Return Fund
   GE Investments Total Return Fund
   Oppenheimer Multiple Strategies Fund
AGGRESSIVE GROWTH
   Janus Aspen Aggressive Growth Portfolio
   Oppenheimer Aggressive Growth Fund
   Alger American Small Capitalization Portfolio
GROWTH
   Janus Aspen Growth Portfolio
   Janus Aspen Capital Appreciation Portfolio
   Alger American Growth Portfolio
   VIP II Contrafund Portfolio
   VIP Growth Portfolio
   Oppenheimer Growth Fund
   VIP III Growth Opportunities Portfolio
   Goldman Sachs Mid Cap Equity Fund
   GE Investments Value Equity Fund
   PBHG Growth II Portfolio
   PBHG Large Cap Growth Portfolio
GROWTH AND INCOME
   Federated American Leaders Fund II
   GE Investments US Equity Fund
   Goldman Sachs Growth & Income Fund
   Salomon Brothers Investors Fund
   VIP Equity-Income  Portfolio
   VIP III Growth & Income Portfolio
   GE Investments S&P 500 Index Fund
INTERNATIONAL STOCK
    Janus Aspen International Growth Portfolio
    VIP Overseas Portfolio
     GE International Equity Fund
CORPORATE BOND
   Oppenheimer Bond Fund
   Salomon Brothers Strategic Bond Fund
   GE Investments  Income Fund
HIGH YIELD BOND
    Oppenheimer High Income Bond
    Federated High Income Bond Fund
SPECIALTY
    Federated Utility Fund II
    GE Real Estate Securities Fund
Diversified Bond
     Janus Aspen Flexible Income Portfolio
GLOBAL STOCK
   Janus Aspen Worldwide Growth Portfolio
INTERNATIONAL BOND
   GE Global Income Fund
MONEY MARKET
   GE Investments Money Market Fund

 * surrender includes annuitization over a period of less than 5 years.

  2. If you do not surrender your Policy, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:*


                                                                          Without Elective ODB charges
FUND:                                                            1 Year       3 Years       5 Years      10 Years
BALANCED
   Janus Aspen Balanced Portfolio
   VIP II Asset Manager Portfolio
   Salomon Brothers Total Return Fund
   GE Investments Total Return Fund
   Oppenheimer Multiple Strategies Fund
AGGRESSIVE GROWTH
   Janus Aspen Aggressive Growth Portfolio
   Oppenheimer Aggressive Growth Fund
   Alger American Small Capitalization Portfolio
GROWTH
   Janus Aspen Growth Portfolio
   Janus Aspen Capital Appreciation Portfolio
   Alger American Growth Portfolio
   VIP II Contrafund Portfolio
   VIP Growth Portfolio
   Oppenheimer Growth Fund
   VIP III Growth Opportunities Portfolio
   Goldman Sachs Mid Cap Equity Fund
   GE Investments Value Equity Fund
   PBHG Growth II Portfolio
   PBHG Large Cap Growth Portfolio
GROWTH AND INCOME
   Federated American Leaders Fund II
   GE Investments US Equity Fund
   Goldman Sachs Growth & Income Fund
   Salomon Brothers Investors Fund
   VIP Equity-Income  Portfolio
   VIP III Growth & Income Portfolio
   GE Investments S&P 500 Index Fund
INTERNATIONAL STOCK
    Janus Aspen International Growth Portfolio
    VIP Overseas Portfolio
     GE International Equity Fund
CORPORATE BOND
   Oppenheimer Bond Fund
   Salomon Brothers Strategic Bond Fund
   GE Investments  Income Fund
HIGH YIELD BOND
    Oppenheimer High Income Bond
    Federated High Income Bond Fund
SPECIALTY
    Federated Utility Fund II
    GE Real Estate Securities Fund
Diversified Bond
     Janus Aspen Flexible Income Portfolio
GLOBAL STOCK
   Janus Aspen Worldwide Growth Portfolio
INTERNATIONAL BOND
   GE Global Income Fund
MONEY MARKET
   GE Investments Money Market Fund

* surrender includes annuitization over a period of less than 5 years.

The Funds supplied all of the figures provided under the subheading Fund Annual Expenses and part of the data used to produce the figures in the examples. We have not independently verified this information.


                                    SYNOPSIS


WHAT TYPE OF POLICY AM I BUYING? The Policy is an individual flexible premium variable deferred annuity policy. We may issue it as a policy qualified ("Qualified Policy") under the Internal Revenue Code of 1986, as amended (the "Code"), or as a policy that is not qualified under the Code ("Non-Qualified Policy"). This Prospectus only provides disclosure about the Policy. Certain features described in this prospectus may vary from your Policy. SEE The Policy.

HOW DOES THE POLICY WORK? Once we approve your application, we will issue a policy to you. During the accumulation period, while you are paying in, you can use your premium payments to buy Accumulation Units under the Separate Account or interests in the Guarantee Account. Should you decide to annuitize (that is, change your Policy to a payout mode rather than an accumulation mode), we will convert your Accumulation Units and Guarantee Account interests to Annuity Units. You can choose a fixed or variable income payment. If you choose a variable income payment, we will base your periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. SEE The Policy.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its 40 Investment Subdivisions, the Separate Account uses your premium payments to purchase shares, at your direction, in one or more portfolios of the 11 Funds. In turn, each portfolio holds securities consistent with its own particular investment policy. Amounts you allocate to the Separate Account will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss. SEE Separate Account - Investment Subdivisions.

WHAT IS THE GUARANTEE ACCOUNT? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after deductions. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on this amount. You may transfer value between the Guarantee Account and the Separate Account subject to certain restrictions. SEE Transfers Before the Maturity Date.

WHAT CHARGES ARE ASSOCIATED WITH THIS POLICY? Should you withdraw Account Value before your premium payments have been in your Policy for six years, we will assess a surrender charge of anywhere from 0% to 6%, depending upon how many full years those payments have been in the Policy. (Note: We waive this charge under certain conditions). SEE Surrender Charge.

We assess daily charges in the aggregate at an effective annual rate of 1.40% against the daily net asset value of the Separate Account, including that portion of the account attributable to your premium payments. These charges consist of .15% as an administrative expense charge and 1.25% as a mortality and expense risk charge. Additionally, we may impose an annual $25 Policy Maintenance Charge. We also charge for the Elective Optional Death Benefit ("ODB"). For a complete discussion of all charges associated with the Policy, see Charges and Other Deductions.

Before the Maturity Date, you may make twelve transfers in a policy year without incurring a transfer charge. After that, a $10 transfer charge will be assessed each time a transfer is made during the calendar year. We will not impose a transfer charge on transfers made after the Maturity Date. SEE The Policy - Transfer Charges.

The Funds also have certain expenses. These include management fees and other expenses associated with the daily operation of each portfolio. SEE Separate Account - Investment Subdivisions. These Fund expenses are more fully described in each Fund's prospectus.

HOW MUCH MUST I PAY, AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are completely flexible. SEE The Policy--Premium payments.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on maturity value and other factors. SEE Income Payments.

WHAT HAPPENS IF I DIE BEFORE THE MATURITY DATE? Before the Maturity Date, if an Owner, Joint Owner, or Annuitant dies while the Policy is in force, we will treat the Designated Beneficiary as the sole Owner of the Policy, subject to certain distribution rules. We may pay a Death Benefit to the Designated Beneficiary. SEE Death of the Owner or Joint Owner Before the Maturity Date.

MAY I TRANSFER ACCOUNT VALUE AMONG PORTFOLIOS? Yes, but there may be limits on how often you may do so. SEE The Policy - Transfer Charges. The minimum transfer amount is the entire balance in the Investment Subdivision if the transfer will leave a balance of less than $100. SEE The Policy--Transfers Before the Maturity Date, and Income Payments--Transfers After the Maturity Date.

MAY I SURRENDER THE POLICY OR MAKE A PARTIAL SURRENDER? Yes, subject to Policy requirements and to restrictions imposed under certain retirement plans.

If you surrender the Policy or make a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender, a 10% premature withdrawal penalty tax. A surrender or a partial surrender may also be subject to withholding. SEE Federal Tax Matters.

DO I GET A FREE LOOK AT THIS POLICY? Yes. You have the right to return the Policy to us at our Variable Annuity Service Center, and have us cancel the Policy within ten days.

If you exercise this right, we will cancel the Policy as of the day we receive your request and send you a refund equal to your Account Value plus any charges we have deducted from premium payments on or before the date we received the returned Contract. We will not deduct the surrender charge. SEE Return Privilege.

You cannot make transfers or partial surrenders during the free look period.

                               INVESTMENT RESULTS


At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions of the portfolios. Total returns reflect Fund fees and expenses, the administrative expense charge, the mortality and expense risk charge, and the policy maintenance charge. Total returns do not reflect the elective Optional Death Benefit charge. SEE the SAI for further information.



                              FINANCIAL STATEMENTS


The financial statements for GE Life Assurance Company of New York and GE Capital Life Separate Account II are located in the SAI. If you would like a free copy of the SAI, call 1-800-313-5282. Otherwise, the SAI is available on the SEC's website at http://www.sec.gov.



                  GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK


We are a stock life insurance company that was incorporated in New York on February 23, 1988. We are ultimately a subsidiary of General Electric Capital Corporation ("GE Capital"), a New York corporation that is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's ultimate parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment and large electric power generation equipment.

We are licensed solely in New York and specialize in writing individual fixed-rate deferred annuities, fixed payout immediate annuities, and variable deferred annuities.

We are subject to regulation by the Superintendent of Insurance of the State of New York. We submit annual statements in our operations and finances to New York Insurance Department.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


                                SEPARATE ACCOUNT


We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds or in portfolios of series-type mutual funds. We use the Separate Account to support the Policy as well as for other purposes permitted by law.

The Separate Account currently has 40 Investment Subdivisions available under the Policy, but that number may change in the future. Each Investment Subdivision invests exclusively in shares representing an interest in a separate corresponding portfolio of the Funds described below. We allocate net premium payments in accordance with your instructions among up to ten of the 40 Investment Subdivisions available under the Policy.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the Policies with liabilities arising out of any other business which we may conduct. The assets of the Separate Account shall, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the Policies supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

THE FUNDS

There is a separate Investment Subdivision which corresponds to each portfolio of a Fund offered in this Policy. You decide the Investment Subdivisions to which you allocate net premium payments. You may change your allocation without penalty or charges.

Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing an Investment Subdivision to allocate your net premium payments and Account Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the portfolios.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.


INVESTMENT SUBDIVISIONS

We offer you a choice from among 40 Investment Subdivisions, each of which invests in an underlying portfolio of one of the Funds. You may allocate premiums to up to ten Investment Subdivisions at any one time.

Not all portfolios may be available in all markets.

------------------------------------ -------------------------------------------------------------- ------------------------------
INVESTMENT SUBDIVISION                                   INVESTMENT OBJECTIVE                       ADVISER (AND SUB-
                                                                                                    ADVISER, AS APPLICABLE)
------------------------------------ -------------------------------------------------------------- ------------------------------
                                 BALANCED FUNDS
------------------------------------ -------------------------------------------------------------- ------------------------------
JANUS ASPEN SERIES                   Seeks long term growth of capital, consistent with the         Janus Capital
Balanced Portfolio                   preservation of capital and balanced by current income.        Corporation
                                     Normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its
                                     assets in securities selected primarily for their income
                                     potential.
------------------------------------ -------------------------------------------------------------- ------------------------------
FIDELITY VARIABLE INSURANCE          Seeks high total return with reduced risk over the             Fidelity Management &
PRODUCTS FUND II                     long-term  by allocating its assets among                      Research Company
VIP II Asset Manager Portfolio       stocks, bonds and short-term instruments.
------------------------------------ -------------------------------------------------------------- ------------------------------
SALOMON BROTHERS VARIABLE            Seeks to obtain above-average income by primarily investing    Salomon Brothers
SERIES FUNDS                         in a broad variety of securities, including stocks,            Asset Management
Total Return Fund                    fixed-income securities and short-term obligations.            Inc.

------------------------------------ -------------------------------------------------------------- ------------------------------
------------------------------------ -------------------------------------------------------------- ------------------------------

GE INVESTMENTS FUNDS                 Objective of providing the highest total return, composed of   GE Investment
Total Return Fund                    current income and capital appreciation, as is consistent      Management
                                     with prudent investment risk by investing                      Incorporated
                                     in common stock,  bonds and money market instruments, the
                                     proportion of each being continuously determined by the
                                     investment adviser.
------------------------------------ -------------------------------------------------------------- ------------------------------

OPPENHEIMER VARIABLE                 Seeks total investment return (which includes current          OppenheimerFunds, Inc.
ACCOUNT FUNDS                        income and capital appreciation in the values of its
Multiple Strategies Fund             shares) from investments in common stocks and other
                                     equity securities, bonds and other debt securities,
                                     and "money market" securities.
----------------------------------------------------------------------------------------------------------------------------------
                             AGGRESSIVE GROWTH FUNDS
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES                   Non-diversified portfolio pursuing long-term growth of         Janus Capital Corporation
Aggressive Growth Portfolio          capital by normally investing at least 50% of its assets in equity securities issued by medium-sized companies.
------------------------------------ -------------------------------------------------------------- ------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS   Seeks to achieve capital appreciation by investing in          OppenheimerFunds, Inc.
Aggressive Growth Fund               "growth-type" companies.  Before May 1, 1998 this fund was known as Capital Appreciation Fund.
------------------------------------ -------------------------------------------------------------- ------------------------------
THE ALGER                            Seeks long-term capital appreciation. Except during            Fred Alger Management, Inc.
AMERICAN FUND                        temporary defensive periods, the portfolio invests at least
Alger American Small                 65% of its total assets in equity securities of companies
Capitalization Portfolio             that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P Small Cap 600
                                     Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks. The portfolio may invest up to
                                     35% of its total assets in equity securities of companies
                                     that, at the time of purchase, have total market
                                     capitalization outside this combined range and in excess of that amount (up to 100% of its assets) during temporary
                                     defensive periods.
----------------------------------------------------------------------------------------------------------------------------------
                                  GROWTH FUNDS
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES                   Long-term capital growth consistent with the preservation of   Janus Capital Corporation
Growth Portfolio                     capital and pursues its objective by investing in common
                                     stocks of companies of any size. Emphasizes larger, more
                                     established issuers.
------------------------------------ -------------------------------------------------------------- ------------------------------
JANUS ASPEN SERIES                   Seeks long-term growth of capital by investing primarily in    Janus Capital Corporation
Capital Appreciation Portfolio       common stocks of companies of any size.
------------------------------------ -------------------------------------------------------------- ------------------------------
THE ALGER AMERICAN FUND              Seeks long-term capital appreciation. Except during            Fred Alger Management, Inc.
Alger American Growth Portfolio      temporary defensive periods, this portfolio invests at least
                                     65% of its total assets in equity securities of companies
                                     that, at the time of purchase, have a total market
                                     capitalization of $1 billion or greater.
------------------------------------ -------------------------------------------------------------- ------------------------------
FIDELITY VARIABLE INSURANCE          Seeks long-term capital appreciation by investing mainly in    Fidelity
PRODUCTS FUND II                     common stocks and in securities of companies whose value is    Management &
VIP II Contrafund Portfolio          believed to have not been fully recognized by the public.      Research Company
                                     This fund also invests in domestic and foreign issuers.
------------------------------------ -------------------------------------------------------------- ------------------------------
FIDELITY VARIABLE INSURANCE          Seeks capital appreciation by investing primarily in common    Fidelity
PRODUCTS FUND                        stocks of companies believed to have above-average growth      Management &
VIP Growth Portfolio                 potential measured by factors such as earnings or revenue.     Research Company
------------------------------------ -------------------------------------------------------------- ------------------------------
OPPENHEIMER VARIABLE                 Seeks capital appreciation normally through purchases in       OppenheimerFunds, Inc.
ACCOUNT FUNDS                        common stocks, although its investments are not restricted
Growth Portfolio                     to any one type of security. Capital appreciation may also be found in other types of securities including bonds and
                                     preferred stocks.
------------------------------------ -------------------------------------------------------------- ------------------------------
FIDELITY VARIABLE INSURANCE          Seeks to provide capital growth by investing primarily in      Fidelity
PRODUCTS FUND III                    common stock and other types of securities, including bonds    Management &
VIP III Growth Opportunities         which may be lower-quality debt securities                     Research Company
Portfolio
------------------------------------ -------------------------------------------------------------- ------------------------------
GOLDMAN SACHS VARIABLE               Seeks long-term capital appreciation primarily through         Goldman Sachs Asset
INSURANCE TRUST                      investments in equity securities of companies with public      Management
Mid Cap Equity Fund                  stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap
                                     Index at the time of investment (currently between $400
                                     million and $16 billion).
------------------------------------ -------------------------------------------------------------- ------------------------------
GE INVESTMENTS FUNDS                 Objective of providing long term growth of capital by          GE Investment
Value Equity Fund                    investing primarily in common stock and other equity           Management
                                     securities of companies that the investment adviser believes   Incorporated
                                     are undervalued by the marketplace at the time of purchase     (Subadvised by NWQ
                                     and that offer the potential for above-average growth of       Investment
                                     capital.                                                       Management
                                                                                                    Company)
------------------------------------ -------------------------------------------------------------- ------------------------------
PBHG INSURANCE SERIES FUND, INC.     Seeks capital appreciation by investing at least 65% of        Pilgrim Baxter & Associates,
PBHG Growth II Portfolio             total assets in the equity securities of small and medium      Ltd.
                                     sized growth companies (market capitalization or annual
                                     revenues up to $4 billion) that, in the adviser's opinion, have an outlook for strong earnings growth and the potential for significant capital appreciation.
------------------------------------ -------------------------------------------------------------- ------------------------------
PBHG INSURANCE SERIES FUND, INC.     Seeks long-term growth of capital by investing primarily in    Pilgrim Baxter & Associates,
PBHG Large Cap Growth Portfolio      the equity securities of large capitalization companies        Ltd.
                                     (market capitalization of greater than $1 billion) that, in the adviser's opinion, have an outlook for strong growth in earnings and potential for capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
                                                        GROWTH AND INCOME FUNDS
----------------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES           Seeks long-term growth of capital with a secondary objective   Federated Advisors
American Leaders Fund II             of providing income.  Seeks to achieve its objective by
                                     investing, under normal circumstances, at least 65% of its total assets in common stock of "blue chip" companies.
------------------------------------ -------------------------------------------------------------- ------------------------------
GE INVESTMENTS FUNDS                 Objective of providing long-term growth of capital through     GE Investment Management
U.S. Equity Fund                     investments primarily in equity securities of U.S. companies.  Incorporated
------------------------------------ -------------------------------------------------------------- ------------------------------
GOLDMAN SACHS VARIABLE               Seeks long-term capital growth and growth of income,           Goldman Sachs Asset
INSURANCE TRUST                      primarily through equity securities that are considered to     Management
Growth and Income Fund               have favorable prospects for capital appreciation and/or
                                     dividend-paying ability.
------------------------------------ -------------------------------------------------------------- ------------------------------
SALOMON BROTHERS VARIABLE SERIES     Long-term growth of capital with current income as a           Salomon Brothers
FUNDS                                secondary objective, primarily through investments in common   Asset Management
Investors Fund                       stocks of well-known companies.                                Inc.
------------------------------------ -------------------------------------------------------------- ------------------------------
FIDELITY VARIABLE INSURANCE          Seeks reasonable income and will consider the potential for    Fidelity
PRODUCTS FUND                        capital appreciation. The fund also seeks a yield which        Management &
VIP Equity-Income Portfolio          exceeds the composite yield on the securities comprising the   Research Company
                                     S&P 500. This is achieved by investing primarily in
                                     income-producing equity securities and by investing in
                                     domestic and foreign issuers.
------------------------------------ -------------------------------------------------------------- ------------------------------
FIDELITY VARIABLE INSURANCE          Seeks high total return through a combination of current       Fidelity
PRODUCTS FUND III                    income and capital appreciation by investing a majority of     Management &
VIP III Growth & Income              assets in common stocks with a focus on those that pay         Research Company
Portfolio                            current dividends and show potential for capital
                                     appreciation.
------------------------------------ -------------------------------------------------------------- ------------------------------
GE INVESTMENTS FUNDS                 Objective of providing capital appreciation and accumulation   GE Investment Management
S&P 500(1) Index Fund                of income that corresponds to the investment return of the     Incorporated (Subadvised by
                                     Standard & Poor's 500 Composite Stock Price Index through      State Street Global Advisors)
                                     investment in common stocks comprising the Index.
------------------------------------ -------------------------------------------------------------- ------------------------------

--------
                  1"Standard & Poor's," "S&P," and "S&P 500" are trademarks of
         The Mc-Graw Hill Companies, Inc. and have been licensed for use by GE
         Investment Management Incorporated. The S&P 500 Index Fund is not
         sponsored, endorsed, sold or promoted by Standard & Poor's, and
         Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or he
         Policy.



----------------------------------- -------------------------------------------------------------- ------------------------------
                                                       INTERNATIONAL STOCK FUNDS
------------------------------------ -------------------------------------------------------------- ------------------------------
JANUS ASPEN SERIES                   Seeks long-term growth of capital primarily through            Janus Capital Corporation
International Growth Portfolio       investments in common stocks of issuers located outside the
                                     United States. The portfolio normally invests at least 65%
                                     of its total assets in securities of issuers from at least five different countries, excluding the United States.

FIDELITY VARIABLE INSURANCE          Seeks long-term growth of capital by investing at least 65%    Fidelity
PRODUCTS FUND                        of total assets in foreign securities, primarily in common     Management &
VIP Overseas Portfolio               stocks.                                                        Research Company
------------------------------------ -------------------------------------------------------------- ------------------------------
GE INVESTMENTS FUNDS                 Objective of providing long-term growth of capital by          GE Investment Management
International Equity Fund            investing primarily in foreign equity and equity-related       Incorporated
                                     securities which the Adviser believes have long-term
                                     potential for capital growth.
----------------------------------------------------------------------------------------------------------------------------------
                                                         CORPORATE BOND FUNDS
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE                 Seeks high level of current income and capital, and growth     OppenheimerFunds Inc.
Account Funds                        when consistent with its primary objective. Under normal
Bond Fund                            conditions this fund will invest at least
                                     65% of its total assets in investment grade
                                     debt securities.

------------------------------------ -------------------------------------------------------------- ------------------------------
SALOMON BROTHERS VARIABLE SERIES     Seeks high level of current income with capital appreciation   Salomon Brothers Asset
FUNDS                                as a secondary objective, through a globally diverse           Management Inc.
Strategic Bond Fund                  portfolio of fixed-income investments, including lower-rated fixed income securities commonly known as junk bonds.
------------------------------------ -------------------------------------------------------------- ------------------------------
GE INVESTMENTS FUNDS                 Objective of providing maximum income consistent with          GE Investment Management
Income Fund                          prudent investment management and preservation of capital by   Incorporated
                                     investing primarily in income-bearing debt securities and
                                     other income bearing instruments.
----------------------------------------------------------------------------------------------------------------------------------
                                                   HIGH YIELD BOND FUNDS
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE                 Seeks high current income from investments in high yield       OppenheimerFunds, Inc.
ACCOUNT FUNDS                        fixed income securities, including unrated securities or
High Income Fund                     high risk securities in lower rating categories. These
                                     securities may be considered speculative. This Fund may have substantial holdings of lower-rated debt securities or
                                     "junk" bonds. The risks of investing in junk bonds are
                                     described in the prospectus for the Oppenheimer Variable
                                     Account Funds, which should be read carefully before
                                     investing.
------------------------------------ -------------------------------------------------------------- ------------------------------
FEDERATED INSURANCE SERIES           Seeks high current income by investing primarily in a          Federated Advisers
High Income Bond Fund II             diversified portfolio of professionally managed fixed-income securities. The fixed income securities in which the Fund
                                     intends to invest are lower-rated corporate debt obligations, commonly referred to as "junk bonds." The risks of these
                                     securities are described in the prospectus for the Federated
                                     Insurance Series, which should be read carefully before
                                     investing.
----------------------------------------------------------------------------------------------------------------------------------
                                                    SPECIALTY FUNDS
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES           Seeks high current income and moderate capital appreciation    Federated Advisers
Utility Fund II                      by investing primarily in equity and debt securities of
                                     utility companies.
------------------------------------ -------------------------------------------------------------- ------------------------------
GE INVESTMENTS FUNDS                 Objective of providing maximum total return through current    GE Investment Management
Real Estate                          income and capital appreciation by investing primarily in      Incorporated
Securities Fund                      securities of U.S. issuers that are principally engaged in or related to the real estate industry including those that own significant real estate assets. The portfolio will not invest directly in real estate.
----------------------------------------------------------------------------------------------------------------------------------
                                                  DIVERSIFIED BOND FUNDS
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES                   Seeks maximum total return consistent with preservation of     Janus Capital
Flexible Income Portfolio            capital. Total return is expected to result from a             Corporation
                                     combination of income and capital appreciation. The
                                     portfolio pursues its objective primarily by investing in
                                     any type of income-producing securities. This portfolio may have substantial holdings of lower-rated debt securities or
                                     "junk" bonds. The risks of investing in junk bonds are
                                     described in the prospectus for Janus Aspen Series, which
                                     should be read carefully before investing.
----------------------------------------------------------------------------------------------------------------------------------
                                                  GLOBAL STOCK FUNDS
------------------------------------ -------------------------------------------------------------- ------------------------------
JANUS ASPEN SERIES                   Seeks long-term capital growth in a manner consistent with     Janus  Capital
Worldwide Growth Portfolio           the preservation of capital by investing in a diversified      Corporation
                                     portfolio of common stocks of foreign and domestic issuers of all sizes. Normally invests in at least five different
                                     countries including the United States.
----------------------------------------------------------------------------------------------------------------------------------
                                             INTERNATIONAL BOND FUNDS
----------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS                 Objective of providing high total return, emphasizing          GE Investment
Global Income Fund                   current income and, to a lesser extent, capital                Management
                                     appreciation. The Fund seeks to achieve its objectives by
                                     Incorporated investing primarily in foreign and domestic
                                     income-bearing debt securities and other foreign and
                                     domestic income.
----------------------------------------------------------------------------------------------------------------------------------
                                                   MONEY MARKET FUNDS
----------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS                 Objective of providing the highest level of current income     GE Investment
Money Market Fund                    as is consistent with various types of good liquidity and      Management
                                     safety of principal by  investing in high quality money        Incorporated
                                     market securities.
------------------------------------ -------------------------------------------------------------- ------------------------------


We will purchase shares of the portfolios at net asset value and direct them to the appropriate Investment Subdivisions of the Separate Account. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay Death Benefits and surrender/partial surrender proceeds, to make income payments, or for other purposes described in the Policy. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisors or distributors. These agreements reflect administrative services we provide.

CHANGES TO THE SEPARATE ACCOUNT AND THE INVESTMENT SUBDIVISIONS

We reserve the right, within the law, to make additions, deletions and substitutions for the Funds and/or any portfolios within the Funds in which the Separate Account participates. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the Policy. This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the Policy. No substitution of the shares attributable to your Policy may take place without notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Investment Subdivisions, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Investment Subdivisions if, in our sole discretion, marketing, tax, or investment conditions warrant.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event such registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.



                              THE GUARANTEE ACCOUNT

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account, nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account, and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

You may allocate some or all of your net premium payments and transfer some or all of your Account Value to the Guarantee Account. We credit the portion of the Account Value allocated to the Guarantee Account with interest (as described below). Account Value in the Guarantee Account is subject to some, but not all, of the charges we assess in connection with the Policy. SEE Charges and Other Deductions.

Each time you allocate net premium payments or transfer Account Value to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

The initial interest rate guarantee period for any allocation will be one year, unless you elect differently at the time of your allocation. Subsequent interest rate guarantee periods will each be one year, unless you select another period at or before the beginning of the subsequent period. During the first 10 days of each interest rate guarantee period, you may change the interest rate guarantee period to any other period we then offer. If you change the interest rate guarantee period, a different interest rate may apply. After the first 10 days of an interest rate guarantee period, you may not change that guarantee period.

We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of Account Value under the Policies. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account, or any portion thereof. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR POLICY.

We will notify Owners in writing at least 10 days prior to the expiration date of any guarantee period about the then currently available guarantee period and the guaranteed interest rates applicable to such guarantee periods. A new one year guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the guarantee period ("30 day window") of your election of a different guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Investment Subdivisions subject to certain restrictions. (See Transfers Before the Maturity Date.) During the 30 day window, the allocation will accrue interest at the new guarantee period's interest rate.

We reserve the right to credit bonus interest on premium payments allocated to a Guarantee Account participating in the Dollar-Cost Averaging Program.


                          CHARGES AND OTHER DEDUCTIONS


All of the charges described in this section apply to Account Value allocated to the Separate Account. Account Value in the Guarantee Account is subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder. Our administrative services include:

        o      processing applications for and issuing the Policies;

        o processing purchases and redemptions of portfolio shares as required;

        o      maintaining records;

        o      administering annuity payouts;

        o furnishing accounting and valuation services (including the calculation and monitoring of daily Investment Subdivision values);

        o      reconciling and depositing cash receipts;

        o      providing Policy confirmations and periodic statements; and

        o      providing toll-free inquiry services.

The risks we assume include:

        o the risk that the Death Benefits will be greater than the Surrender Value;

        o the risk that the actual life-span of persons receiving income payments under the Policy will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Policy and cannot be changed);

        o the risk that more Owners than expected will qualify for waivers of the surrender charges; and

        o the risk that our costs in providing the services will exceed our revenues from Policy charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


TRANSACTION EXPENSES


SURRENDER CHARGE

We assess a surrender charge (except as described below) on partial and full surrenders of premium payments. We also assess surrender charges to payments we make upon maturity if your Maturity Date occurs within six years of our receipt of a premium payment. You pay this charge to partially compensate us for the losses we experience on Policy distribution costs when Owners surrender or partially surrender.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in first-out basis. We also assume you surrender your premium payments before you surrender any gains in your Policy. We deduct the surrender charge proportionately from the Investment Subdivisions. However, if there is no Account Value in the Separate Account, we will deduct the charge from the Guarantee Account. The surrender charge is as follows:

  Number of full and partially            Surrender charge as a percentage
completed years since we received         of the surrendered or partially
      the premium payment                   surrendered premium payment

             Year                                    Percentage

              1                                          6%
              2                                          6%
              3                                          6%
              4                                          6%
              5                                          4%
              6                                          2%
          7 or more                                      0%

We do not assess the surrender charge on surrenders:

        o        of free withdrawal amounts (as defined below);

        o if taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years),Optional Payment Plan 3 (for a payment period of at least 5 years based on a guaranteed interest rate), or Optional Payment Plan 5;

        o       if within 90 days of the Annuitant's death.

Your first surrender in any Policy year of up to 10% of your Account Value (determined the Valuation Period during which we receive the surrender request) may be made without a surrender charge (the "free withdrawal amount"). If the first surrender in any Policy year is a full surrender or a partial surrender of more than 10% of Account Value, no surrender charge will apply to a portion of the amount surrendered equal to 10% of your Account Value. Any amount subject to the surrender charge will not exceed the amount you surrender. The free withdrawal amount is not cumulative from Policy year to Policy year.

Further, we will waive the surrender charge if you annuitize under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, Optional Payment Plan 3 (for a payment period of at least 5 years based on a guaranteed interest rate), or Optional Payment Plan 5 (Joint Life and Survivor Income). SEE Optional Payment Plans.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.40% of the daily net asset value. The charge consists of an administrative expense charge at an effective annual rate of .15% and a mortality and expense risk charge at an effective annual rate of 1.25%. These deductions from the Separate Account are reflected in Account Value.


OTHER CHARGES

ELECTIVE OPTIONAL DEATH BENEFIT CHARGE

We charge you for expenses related to the elective Optional Death Benefit ("ODB"). We deduct these charges against the Account Value in the Separate Account at each anniversary and at full surrender to compensate us for the increased risks and expenses associated with providing the enhanced Death Benefit. We will allocate the annual ODB charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If the Account Value in the Separate Account is not sufficient to cover the charge for the ODB, we will deduct the charge first from the Account Value in the Separate Account, if any, and then from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts which have been in the Guarantee Account for the longest period of time. At full surrender, we will charge you a pro-rata portion of the annual charge. (We do not have exemptive relief to deduct the ODB charge at full surrender, so we do not currently deduct the ODB charge at full surrender. We are, however, in the process of applying for exemptive relief. If we receive this exemptive relief, we will begin to deduct the ODB charge at full surrender.)

We guarantee that the ODB charge will never exceed an annual rate of 0.25% of your Account Value.

POLICY MAINTENANCE CHARGE

We will deduct an annual charge of $25 annually from the Account Value of each Policy to compensate us for certain administrative expenses incurred in connection with the Policies. We will deduct the charge at each Policy anniversary and at full surrender. We will waive this charge if your Account Value at the time of deduction is more than $75,000.

We will allocate the annual Policy Maintenance Charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If there is insufficient Account Value allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. Other allocation methods may be available upon request.

TRANSFER CHARGES

You may transfer amounts from and among the Investment Subdivisions of the Separate Account and the Guarantee Account. Twelve transfers may be made each calendar year without incurring a charge. After that, each time you transfer amounts during that calendar year, we will deduct a $10 transfer charge from the amount transferred to compensate us for the costs in making the transfer. We will not charge for transfers occurring after Income Payments begin.

OTHER CHARGES AND DEDUCTIONS

Each Fund incurs certain fees and expenses. To pay for these charges, the Fund makes deductions from its assets. The deductions are described more fully in each Fund's prospectus.


ADDITIONAL INFORMATION

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular Policy. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrative expenses. We will state the exact amount of administrative expense and surrender charges applicable to a particular Policy in that Policy. We will include any such differences in your Policy.

                                   THE POLICY

The Policy is an individual flexible premium variable deferred annuity Policy. We describe your rights and benefits below and in the Policy.

PURCHASE OF THE POLICY

If you wish to purchase a Policy, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a Policy. We then send the Policy to you through your sales representative. SEE Distribution of the Policies.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your premium payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial premium payment within two business days.

To apply for a Policy, you must be of legal age and also be eligible to participate in any of the qualified or non-qualified plans for which we designed the Policies. The Annuitant cannot be older than age 85, unless we approve a different age.

OWNERSHIP

As Owner, you have all rights under the Policy, subject to the rights of any irrevocable beneficiary. According to New York law, the assets of the Separate Account are held for the exclusive benefit of all Owners and their Designated Beneficiaries. Qualified Policies may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

If you name a Joint Owner in the application, we will treat the Joint Owners as having equal undivided interests in the Policy. All Owners must together exercise any ownership rights in this Policy.

PREMIUM PAYMENTS

You may make premium payments at a frequency and in the amount you select. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made or, if stopped, resumed at any time until the Maturity Date, the surrender of the Policy, or the death of the Owner (or Joint Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $5,000 (or $2,000 if your Policy is an IRA Policy). We may accept a lower initial premium payment in the case of certain group sales. Each additional premium Payment must be at least $500 for Non-Qualified Policies, $50 for IRA policies and $100 for other Qualified Policies.

BUSINESS DAY

We will value Accumulation and Annuity Units once daily as of the close of trading (currently 4:00 p.m., New York time) for each day the New York Stock Exchange is open except for days on which a Fund does not value its shares. If a Valuation Period contains more than one day, the unit values will be same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place net premium payments into the Separate Account's Investment Subdivisions, each of which invests in shares of a corresponding portfolio of the Funds and/or the Guarantee Account, according to your instructions. You may allocate premiums to up to ten Investment Subdivisions at any one time.

The percentage of any premium payment which you can put into any one Investment Subdivision or interest rate guarantee period must be at least 1%. Upon allocation to the appropriate Investment Subdivisions we convert net premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Investment Subdivision by the value of an Accumulation Unit for that Investment Subdivision on the Business Day on which we receive the premium payment at our Variable Annuity Service Center if received before 4:00 p.m., New York time. If we receive the premium payment at or after 4:00 p.m, New York time, we will use the Accumulation Unit value computed on the next Business Day. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio's investments perform, but also upon the charges of the Separate Account and the fees and expenses of the portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice in writing. The new allocation will apply to any premium payments made after we receive notice of the change.

VALUATION OF ACCUMULATION UNITS

We value Accumulation Units for each Investment Subdivision separately. Initially, we arbitrarily set the value of each Accumulation Unit at $10.00. After that, the value of an Accumulation Unit in any Investment Subdivision for a Valuation Period equals the value of an Accumulation Unit in that Investment Subdivision as of the preceding Valuation Period multiplied by the net investment factor of that Investment Subdivision for the current Valuation Period.

The net investment factor is an index we use to measure the investment performance of an Investment Subdivision from one Valuation Period to the next. The net investment factor for any Investment Subdivision for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Investment Subdivision from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Investment Subdivision. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Investment Subdivision.



                                    TRANSFERS


TRANSFERS BEFORE THE MATURITY DATE

Before the earliest of the surrender of the Policy, payment of any Death Benefit, or the Maturity Date, you may transfer all or a portion of your investment between and among the Investment Subdivisions of the Separate Account and the Guarantee Account, subject to certain conditions. We process transfers among the Investment Subdivisions of the Separate Account and between the Investment Subdivisions and any Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Variable Annuity Service Center. We may postpone transfers to, from, or among the Investment Subdivisions of the Separate Account, under certain circumstances. SEE Requesting Payments.

Further, we may restrict certain transfers from the Investment Subdivisions. We reserve the right to prohibit or limit transfers from an Investment Subdivision to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Investment Subdivision.

Currently, there is no other limit on the number of transfers between and among Investment Subdivisions of the Separate Account and the Guarantee Account; however, we reserve the right to limit the number of transfers each calendar year to twelve, or if it is necessary for the Policy to continue to be treated as an annuity policy by the Internal Revenue Service, a lower number. Currently, the first twelve transfers in a calendar year are free. After that, we will assess a fee of $10 per transfer during that calendar year. We do not assess a surrender charge on dollar-cost averaging transfers or on portfolio rebalancing transfers. The minimum transfer amount is the entire balance in the Investment Subdivision or interest rate guarantee period if the transfer will leave a balance of less than $100.

Sometimes we may not honor your transfer request. We may not honor your transfer request:

(i) if any Investment Subdivision that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests;

(ii) if the transfer is a result of more than one trade involving the same Investment Subdivision within a 30 day period; or

(iii)         if the transfer would adversely affect accumulation unit values;
              and

(iv) if the transfer would adversely affect any Fund affected by the transfer.

We also may not honor transfers made by third parties holding multiple powers of attorney. (SEE Powers of Attorney.)

When thinking about a transfer of Account Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

POWERS OF ATTORNEY

As a general rule and as a convenience to you, we allow the use of powers of attorney whereby you give third parties the right to effect transfers on your behalf. However, when the same third party possesses powers of attorney executed by many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the Funds underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Policies, and the management of the Funds share this position. Therefore, we may limit transfers made by a third party holding multiple powers of attorney.

DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Money Market Investment Subdivision and/or the Guarantee Account to any combination of other Investment Subdivisions (as long as the total number of Investment Subdivisions used does not exceed 10 at any one time). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high.
Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by selecting the program on the application, or by completing a dollar-cost averaging agreement. To use the dollar-cost averaging program, you must transfer at least $100 from an Investment Subdivision or an interest rate guarantee period with each transfer. Once elected, dollar-cost averaging remains in effect from the date we receive your request until the value of the Investment Subdivision or the interest rate guarantee period from which transfers are being made is depleted, or until you cancel the program by written request.

With regard to dollar-cost averaging from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer to 10% per month of the amount so designated. We reserve the right to transfer any remaining portion of an allocation used for dollar-cost averaging to a Guarantee Account with a new interest rate guarantee period upon termination of the dollar-cost averaging program for that allocation.

There is no additional charge for dollar-cost averaging. Dollar-cost averaging transfers are not subject to a transfer charge. We reserve the right to discontinue offering the dollar-cost averaging program. We will provide you 30 days written notice should we do this.

ASSET ALLOCATION

You may select from five asset allocation model portfolios, or you may use a model as a guide to help you develop your own asset allocation program. The models are as follows:

          Model        Investment and Risk Profile
           1           Income
           2           Enhanced Income
           3           Growth & Income
           4           Growth
           5           Aggressive Growth

If you elect to participate in the asset allocation program, we will automatically allocate all premium payments among the Investment Subdivisions indicated by the model and the Funds within the model you select. The models do not include allocation to the Guarantee Account. Although you may use only one model at a time, you may elect to change your selection as your tolerance for risk, needs, and/or objectives change. You may use a questionnaire to determine the model that best meets your risk tolerance and time horizons. Asset allocation does not guarantee a profit or protect against a loss.

Because each Investment Subdivision performs differently over time, your portfolio mix may vary from its initial allocations. You may elect to have the portfolios automatically rebalanced under our portfolio rebalancing program, described below.

From time to time, the allocation percentages among the Investment Subdivisions or even some of the Investment Subdivisions within a particular model, may need to be changed. We will send you notice that such a change has been made. Unless you elect to participate in the new allocation model you will remain in your current designated allocation model. This change will not be made automatically.

There is no additional charge for the asset allocation program. We reserve the right to discontinue offering this program at any time and for any reason.

PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Investment Subdivisions, the performance of each Investment Subdivision may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your Account Value among the Investment Subdivisions to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages.

Subsequent changes to your percentage allocations may be made at any time by written instructions to our Variable Annuity Service Center. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer processing fee or calculating the maximum number of transfers permitted in a calendar year. Portfolio rebalancing does not guarantee a profit or protect against a loss. We reserve the right to discontinue offering portfolio rebalancing upon 30 days written notice to you.



                                   SURRENDERS


SURRENDERS AND PARTIAL SURRENDERS

Subject to the rules discussed below, we will allow the surrender of the Policy or a withdrawal of a portion of the Account Value at any time before the Maturity Date upon your written request. Surrender or partial surrender rights after the Maturity Date depend upon the income payment option you select.

We will not permit a partial surrender that is less than $500 or that reduces Account Value to less than $5,000. If your partial surrender request would reduce Account Value to less than $5,000, we will surrender only that amount of Account Value that would reduce the remaining Account Value to $5,000 and deduct any surrender charge from the amount you surrendered.

The amount payable on full surrender of the Policy is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals the Account Value on the date we receive a request for surrender less any applicable surrender charge, and less any ODB charge (provided we receive the necessary exemptive relief). We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the Policy, based on your instructions.

You may indicate, in writing, from which Investment Subdivisions or interest rate guarantee periods we are to take your partial surrender. If you do not tell us, we will deduct the amount of the partial surrender first from the Investment Subdivisions of the Separate Account on a pro-rata basis, in proportion to the Account Value in the Separate Account. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

SYSTEMATIC WITHDRAWALS

You may elect in writing on our form to take systematic withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Payments can begin at any time after 30 days from the Policy Date. Each partial surrender may not exceed 10% of your Account Value on the effective date of the first installment for that Policy year. You may provide specific instructions as to how we are to take the systematic withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Investment Subdivisions in which you have an interest. To the extent that your Account Value in the Separate Account is not sufficient to accomplish the withdrawal, we will take the necessary amount from the Guarantee Account to accomplish the withdrawal.

After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

       o   you may request only one such change in a calendar quarter; and

       o if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments up to the amount which would distribute the maximum.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Account Value to be less than $5,000. If a systematic withdrawal would cause the Account Value to be less than $5,000, then we will not process that systematic withdrawal transaction. If any of your systematic withdrawals would be or becomes less than $50, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $50. You may discontinue systematic withdrawals at any time by notifying us in writing at our Variable Annuity Service Center.

When you consider systematic withdrawals, please remember that each systematic withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

We reserve the right to prohibit simultaneous systematic withdrawals and dollar-cost averaging. We also reserve the right to discontinue systematic withdrawals upon 30 days written notice to Owners.

                               THE DEATH BENEFIT

BENEFICIARIES

You may select one or more primary and contingent Beneficiaries during your lifetime upon application and by filing a written request with our Variable Annuity Service Center. Each change of Beneficiary revokes any previous designation.

DEATH BENEFIT AT DEATH OF ANNUITANT BEFORE MATURITY DATE

If the Annuitant dies before income payments begin, the amount of proceeds available is the Death Benefit if the Designated Beneficiary (defined below) elects this option within 90 days of the Annuitant's death. Otherwise, we will pay Surrender Value. Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the Death Benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere. Once we have paid the Death Benefit, the Policy will terminate and we will have no further obligation under the Policy. We will assess surrender charges if the Policy is surrendered more than 90 days after the death of the Annuitant.

The Death Benefit will be the greater of:

o         the minimum death benefit (described below); or

o the Account Value on the date we receive due proof of death of the Annuitant.

During the first six Policy years, and subsequently if the Annuitant was age 81 or older on the Policy Date, the minimum death benefit is the total premium payments adjusted for any partial surrenders.

During any subsequent six-year period, if the Annuitant was age 80 or younger on the Policy Date, the minimum death benefit will be the Death Benefit on the last day of the previous six-year period plus any premium payments since then, adjusted for any partial surrenders.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE MATURITY DATE

GENERAL: In certain circumstances, federal tax law requires that distributions be made under this Policy upon the first death of:

         o    an Owner or Joint Owner, or

         o the Annuitant if any Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the Policy upon death.

DESIGNATED BENEFICIARY: At the death of any Owner (or Annuitant, if any Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated Beneficiary:

(1)     Owner or Joint Owners.

(2)     Primary beneficiary.

(3)     Contingent beneficiary.

(4)     Owner's estate.

We then will treat the Designated Beneficiary as the sole Owner of the Policy. If there is more than one Designated Beneficiary, we will treat each one separately in applying the tax law's rules described below.

DISTRIBUTION RULES: The distributions required by federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the Policy is owned by a non-natural entity).

        o SPOUSES -- If the Designated Beneficiary is the surviving spouse of the deceased person, the surviving spouse may continue the Policy in force with the surviving spouse as the new Owner. If the deceased person was the Annuitant and there was no surviving Contingent Annuitant, the surviving spouse will automatically become the new Annuitant. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply.

        o NON-SPOUSES -- If the Designated Beneficiary is not the surviving spouse of the deceased person, this Policy cannot be continued in force indefinitely. Instead, upon the death of any Owner (or Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:

        (1) Receive the Surrender Value in one lump sum payment upon receipt of due proof of death.

        (2) Receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining.

        (3) Apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the Designated Beneficiary or a period not exceeding the Designated Beneficiary's life expectancy.

If no choice is made by the Designated Beneficiary within 30 days following receipt of due proof of death, we will use payment choice 2 (payment of the entire value of the Policy within 5 years of the date of death). We will not accept any premium payments after the non-spouse's death. If the Designated Beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

Under payment choices 1 or 2, the Policy will terminate upon payment of the entire Surrender Value. Under payment choice 3, this Policy will terminate when we apply the Surrender Value to provide a Monthly Income Benefit.

AMOUNT OF THE PROCEEDS: If an Owner or Joint Owner dies and that person is someone other than the Annuitant, the amount of the proceeds available is the Surrender Value. If the Annuitant dies (whether or not he or she is an Owner or Joint Owner), the amount of the proceeds available (provided election is made within 90 days) is the Death Benefit. Upon receipt of due proof of the Annuitant's death, the Death Benefit will constitute the new Surrender Value. The Owner will instruct us how to treat the Surrender Value, subject to the distribution rules described above.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN

If an Owner, Joint Owner, or Annuitant dies after income payments have begun, or if a Designated Beneficiary receiving income payments dies after the date income payments have begun, payments made under the Policy will be made at least as rapidly as under the method of distribution in effect at the time of the death, notwithstanding any other provision of the Policy.

ELECTIVE OPTIONAL DEATH BENEFIT

The Elective Optional Death Benefit Rider provides for an annual step-up in death benefit, as described below. The Designated Beneficiary may elect the Optional Death Benefit at any time after the Annuitant's death. If we pay this Death Benefit, the Policy will terminate, and we will have no further obligation under the Policy.

The Death Benefit under the Optional Death Benefit Rider is the greater of: (1) the Death Benefit described above under "Death Benefit at Death of Annuitant Before Maturity Date," and (2) the minimum Death Benefit described below.

During the first Policy year, the minimum Death Benefit under the Optional Death Benefit Rider is the total of premium payments made, adjusted for any partial surrenders. After the first Policy year and until the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's greatest Death Benefit on any previous Policy anniversary, plus the total premium payments made since that date, adjusted for any partial surrenders taken since that date. Beginning on the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's minimum Death Benefit on that date, plus the total premium payments made since that date, i.e., "policy anniversary that annuitant reaches age 80", less adjustments for any partial surrenders taken since that date.

Your election of the Optional Death Benefit Rider is effective on the Policy Date (unless another effective date is shown on the Policy data pages). It will remain in effect while the Policy is in force and before income payments begin, or until the Policy anniversary following the date of receipt of your request to terminate the rider. If we receive your request within 30 days of any Policy anniversary, you may request that the rider terminate as of that anniversary. We will charge you each year (and at full surrender if we receive exemptive relief to do so) for expenses related to the Death Benefit available under the terms of the Optional Death Benefit Rider. This charge will not exceed
 .25% of Account Value. SEE "Elective Optional Death Benefit Charge." Amounts payable under the Optional Death Benefit Rider are subject to the distribution rules described above.


                                INCOME PAYMENTS


When you apply for a Policy, you may select any Maturity Date permitted by law; however, this date cannot be any later than the Policy anniversary following the Annuitant's 90th birthday. (Please note the following exception: Policies issued under Qualified Retirement Plans provide for income payments to start at the date and under the option specified in the plan.)

We will pay a monthly income benefit to the Owner beginning on the Maturity Date if the Annuitant is still living. We will pay the monthly income benefit in the form of variable income payments similar to those described in Optional Payment Plan 1, Life Income with 10 Years Certain (automatic payment plan), using the sex and settlement age of the Annuitant instead of the payee, unless you make another election. You may also choose to receive the maturity value (that is, the Surrender Value of your Policy on the date immediately preceding the Maturity Date) in one lump sum (in which case we will cancel the Policy).

Under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than ten years, payments will continue for his or her life. If the Annuitant dies before the end of ten years, we will discount the remaining payments for the ten year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

The Policy also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis. The Policy provides that all or part of the Account Value may be used to purchase an annuity.

If you elect fixed income payments, the guaranteed amount payable will earn interest at 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, your income payments, after the first payment, will reflect the investment experience of the Investment Subdivisions to which you allocated Account Value.

We will make annuity payments monthly unless you elect quarterly, semi-annual or annual installments. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $20, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $20. If the annual payment payable at maturity is less than $20, we will pay the maturity value in a lump sum. Upon making such a payment, we will have no future obligation under the Policy. Following are explanations of the optional payment plans available.

OPTIONAL PAYMENT PLANS

PLAN 1--LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic payments during a designated period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

PLAN 2--INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

PLAN 3--INCOME OF A DEFINITE ACCOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

PLAN 4--INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided. This plan is not available under Qualified Policies.

PLAN 5--JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan.

Before the Maturity Date, you may change:

     o   your Maturity Date;

     o   your optional payment plan;

     o   the allocation of your investment among the Investment Subdivisions;
         and

     o the Owner, Joint Owner, primary Beneficiary, contingent Beneficiary, and contingent Annuitant upon written notice to the Variable Annuity Service Center if you reserved this right and the Annuitant is living.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Fixed income payments will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Policy's Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

VARIABLE INCOME PAYMENTS

We will determine your variable income payments using:

      1.  The maturity value;

      2. The annuity tables contained in the Policy;

      3. The optional payment plan selected; and

      4. The investment performance of the Investment Subdivisions selected.

To determine the amount of payment, we make this calculation:

      1.  First, we determine the dollar amount of the first income payment;
          then

      2. we allocate that amount to the Investment Subdivisions according to your instructions; then

      3. we determine the number of Annuity Units for each Investment Subdivision by dividing the amount allocated by the Annuity Unit Value seven days before the income payment is due; and finally

      4. we calculate the value of the Annuity Units for each Investment Subdivision seven days before the income payment is due for each income payment thereafter.

To calculate your variable income payments, we need to make an assumption regarding the investment performance of the Investment Subdivisions you select. We call this your assumed investment rate. This rate is simply the total return, after expenses, you need to earn to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Investment Subdivisions is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Investment Subdivisions is greater than 3%, then the dollar amount of your income payments will increase.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Investment Subdivisions from which we are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Variable Annuity Service Center. However, we reserve the right to limit the number of transfers if necessary for the Policy to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests. If the number of Annuity Units remaining in an Investment Subdivision after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer.

We do not permit transfers between the Investment Subdivisions and the Guarantee Account after the Maturity Date.



                              FEDERAL TAX MATTERS


INTRODUCTION

This part of the Prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED POLICIES

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Policies. A Non-Qualified Policy is a Policy not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The Federal income tax law does not tax any increase in an Owner's Account Value until there is a distribution from the Policy. However, certain requirements must be satisfied in order for this general rule to apply, including:

        o An individual must own the Policy (or the tax law must treat the Policy as owned by an individual);

        o The investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

        o The Owner's right to choose particular investments for a Policy must be limited; and

        o The Policy's Maturity Date must not occur near the end of the Annuitant's life expectancy.

This part of the Prospectus discusses each of these requirements.

POLICIES NOT OWNED BY AN INDIVIDUAL--NO TAX DEFERRAL AND LOSS OF INTEREST
DEDUCTION: As a general rule, the Code does not treat a Policy that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the Policy pays tax currently on the excess of the Account Value over the premiums paid for the Policy. Policies issued to a corporation or a trust are examples of Policies where the Owner pays current tax on the Policy's earnings.

There are several exceptions to this rule. For example, the Code treats a Policy as owned by an individual if the nominal owner is a trust or other entity that holds the Policy as an agent for an individual. However, this exception does not apply in the case of any employer that owns a Policy to provide deferred compensation for its employees.

In the case of a Policy issued after June 8, 1997 to a taxpayer that is not an individual, or a Policy held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the Owner pays tax on the annual increase in the Account Value. Entities that are considering purchasing the Policy, or entities that will benefit from someone else's ownership of a Policy, should consult a tax advisor.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED: For a Policy to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, the Owner could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ACCOUNT VALUES: Federal income tax law limits the Owner's right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an Owner's right to allocate Account Values among the portfolios may exceed those limits. If so, the Owner would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that the Treasury Department may issue or whether any such limits will apply to existing Policies. We therefore reserve the right to modify the Policy without the Owners' consent to attempt to prevent the tax law from considering the Owners as the owners of the assets of the Separate Account.

AGE AT WHICH ANNUITY PAYOUTS MUST BEGIN: Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's premiums paid and earnings. If annuity payouts under the Policy begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the tax law will not treat the Policy as an annuity contract for Federal income tax purposes. In that event, the Owner would be currently taxable on the excess of the Account Value over the premiums paid for the Policy.

NO GUARANTEES REGARDING TAX TREATMENT: We make no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Account Value until there is a distribution from your Policy.

WITHDRAWALS AND SURRENDERS. A withdrawal occurs when you receive less than the total amount of the Policy's Surrender Value. In the case of a withdrawal, you will pay tax on the amount you receive to the extent your Account Value before the withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your Policy) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the Policy's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the Policy, reduced by any amounts you previously received from the Policy that you did not include in your income.

Your Policy imposes mortality charges relating to the Death Benefit, including any elective ODB Rider. It is possible that all or a portion of these charges could be treated as withdrawals from the Policy.

LOANS AND ASSIGNMENTS. With the exception of certain Qualified Policies, the Code treats any amount received as a loan under a Policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your Account Value, as a withdrawal of such amount or portion.

GIFTING A POLICY. If you transfer ownership of your Policy--without receiving a payment equal to your Policy's value-- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Account Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

SYSTEMATIC WITHDRAWALS. In the case of systematic withdrawals, the amount of each withdrawal should be considered a distribution and taxed in the same manner as a withdrawal from the Policy. However, there is some uncertainty regarding the tax treatment of systematic withdrawals, and it is possible that additional amounts could be included in income.

TAXATION OF ANNUITY PAYOUTS. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." The Company will notify you annually of the taxable amount of your annuity payout.

Pursuant to IRS regulations, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the "investment in the contract." If annuity payouts cease because of the death of the Annuitant and before the total amount of the investment in the contract has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

TAXATION OF DEATH BENEFITS. We may distribute amounts from your Policy because of the death of an Owner, a Joint Owner, or an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the Policy's Maturity Date.

Prior to the Policy's Maturity Date:

        o If received under an annuity payout option, death benefits are taxed in the same manner as annuity payouts.

        o If not received under an annuity payout option, death benefits are taxed in the same manner as a withdrawal.

After the Policy's Maturity Date:

        o If received in accordance with the existing annuity payout option, death benefits are excludible from income to the extent that they do not exceed the unrecovered "investment in the contract." All annuity payouts in excess of the unrecovered "investment in the contract" are includible in income.

        o If received in a lump sum, the tax law imposes tax on death benefits to the extent that they exceed the unrecovered "investment in the contract" at that time.

PENALTY TAXES PAYABLE ON WITHDRAWALS, SURRENDERS, OR ANNUITY PAYOUTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Policy that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or annuity payouts that:

        o       you receive on or after you reach age 59 1/2,

        o you receive because you became disabled (as defined in the tax law),

        o       a beneficiary receives on or after the death of the Owner, or

        o you receive as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they did, any modification of the systematic withdrawals could result in certain adverse tax consequences. In addition, a transfer between Investment Subdivisions may result in payments not qualifying for this exception.

SPECIAL RULES IF YOU OWN MORE THAN ONE POLICY. In certain circumstances, you must combine some or all of the Non-Qualified Policies you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example:

        o If you purchase a Policy offered by this Prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract.

        o If you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

        o The effects of such aggregation are not clear. However, it could affect:

        o the amount of a surrender, a withdrawal or an annuity payout that you must include in income, and

        o the amount that might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

We also designed the Policies for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Policies issued to or in connection with a qualified retirement plan are called "Qualified Policies." We do not currently offer all of the types of Qualified Policies described, and may not offer them in the future. Prospective purchasers should contact our Variable Annuity Service Center to learn the availability of Qualified Policies at any given time.

The Federal income tax rules applicable to qualified plans are complex and varied. As a result, this Prospectus makes no attempt to provide more than general information about use of the Policy with the various types of qualified plans. Persons intending to use the Policy in connection with a qualified plan should obtain advice from a competent advisor.

TYPES OF QUALIFIED POLICIES. Some of the different types of Qualified Policies include:

         o    Individual Retirement Accounts and Annuities ("Traditional IRAs")

         o    Roth IRAs

         o    Simplified Employee Pensions ("SEP's")

         o    Savings Incentive Matched Plan for Employees ("SIMPLE plans")

         o Public school system and tax-exempt organization annuity plans ("403(b) plans")

         o Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

         o    Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

         o Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

TERMS OF QUALIFIED PLANS AND QUALIFIED POLICIES. The terms of a qualified plan may affect your rights under a Qualified Policy. When issued in connection with a qualified plan, we will amend a Policy as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the Policy, unless we consent.

THE DEATH BENEFIT AND QUALIFIED POLICIES. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit, including that provided by the ODB Rider, from being provided under the Policies when we issue the Policies as Traditional IRAs or Roth IRAs. However, the law is unclear and it is possible that the presence of the Death Benefit under a Policy issued as a Traditional or Roth IRA could result in increased taxes to the Owner.

It is also possible that the Death Benefit could be characterized as an incidental death benefit. If the Death Benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan. Even if the Death Benefit under the Policy were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED POLICIES COMPARED WITH NON-QUALIFIED POLICIES. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Policies, many of the rules are different. For example:

        o The Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Policies until received.

        o The Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Policies. However, the Code does limit both the amount and frequency of premium payments made to Qualified Policies.

        o The Code does not allow a deduction for premium payments made for Non-Qualified Policies, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Policy.

The Federal income tax rules applicable to qualified plans and Qualified Policies vary with the type of plan and Policy. For example:

        o Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.

        o Undermost qualified plans, e.g., 403(b) plans and Traditional IRAs, the Owner must begin receiving payments from the Policy in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA.

        o Loans are allowed in connection with certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the amount of the loan, the duration of the loan, and the manner in which the loan must be repaid.

AMOUNTS RECEIVED UNDER QUALIFIED POLICIES. AMOUNTS ARE GENERALLY SUBJECT TO INCOME TAX: Federal income tax rules generally include distributions from a Qualified Policy in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Policies there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied.

ADDITIONAL FEDERAL TAXES MAY BE PAYABLE IN CONNECTION WITH A QUALIFIED POLICY:
For example, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Policy that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Policy you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

        o       received on or after the Owner reaches age 59 1/2,

        o received on or after the Owner's death or because of the Owner's disability (as defined in the tax law),

        o received as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner, or

        o received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

MOVING MONEY FROM ONE QUALIFIED POLICY OR QUALIFIED PLAN TO ANOTHER. ROLLOVERS AND TRANSFERS: In many circumstances you may move money between Qualified Policies and qualified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Policy or plan and another Qualified Policy or plan.

DIRECT ROLLOVERS: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or
(b) plans, HR 10 plans, and Policies used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans). The direct rollover rules require federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Policies or plans.

Prior to receiving an eligible rollover distribution from the Company, we will provide you with a notice explaining these requirements and how you can avoid 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Policy unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a withdrawal, surrender, or annuity payout, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.


                                  VOTING RIGHTS

As required by law, we will vote the portfolio shares held in the Separate Account at meetings of the shareholders of the Funds. The voting will be done according to the instructions of Owners who have interests in any Investment Subdivisions which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

We will determine the number of votes which you have the right to cast by applying your percentage interest in an Investment Subdivision to the total number of votes attributable to the Investment Subdivision. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in an Investment Subdivision for which we received no timely instructions in proportion to the voting instructions which we received for all Policies participating in that Investment Subdivision. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in an Investment Subdivision will receive proxy voting material, reports and other materials relating to the portfolio. Since each portfolio may engage in shared funding, other persons or entities besides the Company may vote portfolio shares. SEE Separate Account Investment Subdivisions.



                              REQUESTING PAYMENTS


To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any Death Benefit, partial surrenders, or surrender proceeds within seven days after receipt at our Variable Annuity Service Center of all the requirements for such a payment. We will determine the amount as of the date our Variable Annuity Service Center receives all such requirements.

We may delay making a payment, applying Account Value to a payment plan, or processing a transfer request if: (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC, by order, permits postponement of payment to protect our Owners. We also may defer making payments attributable to a check that has not cleared (which may take up to 15 days), and we may defer payment of proceeds from the Guarantee Account for a withdrawal, surrender, or transfer request for up to six months from the date we receive the request. The amount deferred will earn interest at a rate and for a time period not less than the minimum required in the jurisdiction in which we issued the Policy.


                          DISTRIBUTION OF THE POLICIES


DISTRIBUTOR

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the Policies. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad St., Richmond, Virginia 23230. Properly licensed registered representatives of independent broker-dealers will sell the Policies. These broker-dealers have selling agreements with Capital Brokerage and have been licensed by the New York state insurance department to represent us. Properly licensed registered representatives of Capital Brokerage will also sell the Policies. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

COMMISSIONS

Our writing agents will receive commissions based on a commission schedule and rules. The agents will receive a maximum commission of 3% of the initial premium payment and any additional premium payment.

Agents may also be eligible to receive certain bonuses and allowances, as well as retirement plan credits, based on commissions earned. Our field management receives compensation which we may base in part on the level of agent commissions in their management units. Broker-dealers and their registered agents will receive first-year and subsequent year commissions equivalent to the total commissions and benefits received by our field management and writing agents. We do not deduct these commissions from premium payments or Account Value; we pay these commissions.



                             ADDITIONAL INFORMATION


OWNER QUESTIONS

The obligations to Owners under the Policies are ours. Please direct your questions and concerns to us at our Variable Annuity Service Center.

RETURN PRIVILEGE

Within 10 days after you receive the Policy, you may cancel it for any reason by delivering or mailing it postage prepaid, to our Variable Annuity Service Center. If you cancel your Policy, it will be void. The amount of the refund you receive will equal the Account Value on the date we receive the Policy plus any amount deducted from Premium Payments, but without reduction for any surrender charge. You may not make partial surrenders or transfers during the free look period.

STATE REGULATION

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the State of New York at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER OR SURVIVAL

We may require proof of the age, gender or survival of any person or persons before acting on any applicable Policy provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your Policy for the period covered by the report. The report will show the Account Value in each Investment Subdivision. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying an Investment Subdivision to which you have allocated Account Value, as required by the 1940 Act. In addition, when you make premium payments, transfers, or partial surrenders, you will receive a written confirmation of these transactions.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the Policies being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the Policies offered. Statements in this Prospectus about the content of Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.


YEAR 2000 READINESS DISCLOSURE

Like all financial services providers, we utilize computer systems that may be affected by Year 2000 date data processing issues and we also rely on service providers, including banks, custodians, administrators, and investment managers that also may be affected. We are engaged in a process to evaluate and develop plans to have our computer systems and critical applications ready to process Year 2000 date data. We also are confirming that our service providers are also so engaged. The resources that are being devoted to this effort are substantial. Further, we anticipate that, together with our affiliates, we will spend approximately $2 million to $5 million dollars on this conversion. Remedial actions include inventorying our computer systems, applications and interfaces, assessing the impact of Year 2000 date data on them, developing a range of solutions specific to particular situations and implementing appropriate solutions. Some systems, applications and interfaces will be replaced or upgraded to new software or new releases or existing software which are Year 2000 ready. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on us and the Separate Account. However, as of the date of this Prospectus, we do not anticipate that Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. Our target dates for completion of these activities depend upon the particular situation. Our goal is to be substantially Year 2000 ready for critical applications on or about mid-1999, but there can be no assurance that we will be successful, or that interaction with other service providers will not impair our services at that time.

If we are not successful in our Year 2000 transition or implementation, or if interaction with other service providers is impaired, it is possible that we could encounter difficulty and/or delays in calculating unit values, redeeming shares, delivering account statements and providing other information, communication and servicing to our policy owners. In light of our current efforts to address this issue we do not consider the likelihood of such occurrences to be very high.

LEGAL MATTERS

The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or the Separate Account.


                        CONDENSED FINANCIAL INFORMATION


The Accumulation Unit Values and the number of accumulation units outstanding for each Investment Subdivision for the periods shown are as follows:

This information will be filed in a subsequent post-effective amendment.

                                         Accumulation   Accumulation    No. of    Accumulation   Accumulation    No. of
                                          Unit Values    Unit Values     Units     Unit Values    Unit Values    Units
                                             as of          as of        as of        as of          as of       as of
                 Funds
Variable Insurance Products Fund
  Equity-Income.....................
  Growth ...........................
  Overseas..........................
 Variable Insurance Products Fund II
  Asset Manager.....................
  Contrafund .......................
Variable Insurance Products Fund III
  Growth and Income + ..............
  Growth Opportunities + ...........
GE Investments Funds, Inc.
  Money Market .....................
  Government Securities + ..........
  S&P 500 Index ....................
  Total Return .....................
  International Equity .............
  Real Estate Securities ...........
  Global Income + ..................
  Value Equity + ...................
  Income + .........................
  U.S. Equity + ....................
Oppenheimer Variable Account Funds
  High Income ......................
  Bond .............................
  Aggressive Growth ................
  Growth ...........................
  Multiple Strategies ..............
Janus Aspen Series
  Growth............................
  Aggressive Growth ................
  Worldwide Growth .................
  International Growth+ ............
  Balanced .........................
  Flexible Income ..................
  Capital Appreciation+ ............
Federated Insurance Series
  Federated Utility II .............
  Federated High Income Bond II ....
  Federated American Leaders II+ ...
The Alger American Fund
  Alger American Growth.............
  Alger American Small Capitalization

PBHG Insurance Series Fund, Inc.
  Growth II+ .......................
  Large Cap Growth+ ................
Goldman Sachs Variable Insurance Trust
  Growth and Income+ ...............
  Mid Cap Equity+ ..................
Salomon Brothers Variable Series Fund
  Investors Fund+ ..................
  Total Return Fund+ ...............
  Strategic Bond Fund+ .............





Variable Insurance Products Fund
  Equity-Income.....................
  Growth ...........................
  Overseas..........................
Variable Insurance Products Fund II
  Asset Manager.....................
  Contrafund .......................
Variable Insurance Products Fund III
  Growth and Income + ..............
  Growth Opportunities + ...........
GE Investments Funds, Inc.
  Money Market .....................
  Government Securities + ..........
  S&P 500 Index ....................
  Total Return .....................
  International Equity .............
  Real Estate Securities ...........
  Global Income + ..................
  Value Equity + ...................
  Income + .........................
  U.S. Equity + ....................
Oppenheimer Variable Account Funds
  High Income ......................
  Bond .............................
  Aggressive Growth ................
  Growth ...........................
  Multiple Strategies ..............
Janus Aspen Series
  Growth............................
  Aggressive Growth ................
  Worldwide Growth .................
  International Growth+ ............
  Balanced .........................
  Flexible Income ..................
  Capital Appreciation+ ............
Federated Insurance Series
  Federated Utility II .............
  Federated High Income Bond II ....
  Federated American Leaders II+ ...
The Alger American Fund
  Alger American Growth.............
  Alger American Small Capitalization

PBHG Insurance Series Fund, Inc.
  Growth II+ .......................
  Large Cap Growth+ ................
Goldman Sachs Variable Insurance Trust
  Growth and Income+ ...............
  Mid Cap Equity+ ..................
Salomon Brothers Variable Series Fund
  Investors Fund+ ..................
  Total Return Fund+ ...............
  Strategic Bond Fund+ .............

--------------
+ We do not show unit values for the Investment Subdivisions investing in these portfolios, as they were not available to the Separate Account Owners during the periods shown.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                         Page
The Policies..........................................................
Transfer of Annuity Units.............................................
Net Investment Factor.................................................
Termination of Participation Agreements...............................
Calculation of Performance Data.......................................
Money Market Investment Subdivisions..................................
Other Investment Subdivisions.........................................
Federal Tax Matters...................................................
Taxation of GE Capital Life...........................................
IRS Required Distributions............................................
General Provisions....................................................
Using the Policies as Collateral......................................
Non-Participating.....................................................
Misstatement of Age or Sex............................................
Incontestability......................................................
Statement of Values...................................................
Written Notice........................................................
Legal Developments Regarding Employment-Related Benefit Plans.........
Legal Matters.........................................................
Experts...............................................................
Change in Auditors....................................................
Financial Statements..................................................


A Statement of Additional Information containing more detailed information about the Policy and the Separate Account is available free by writing us at our Variable Annuity Service Center or by calling (800) 313-5282.

                                     PART B

                           GE LIFE SEPARATE ACCOUNT II

                       Statement of Additional Information
                                     For the
                Flexible Premium Deferred Variable Annuity Policy
                                 Form P1066 6/97

                                   Offered by
                  GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK
                           125 PARK AVENUE, 6TH FLOOR
                          NEW YORK, NEW YORK 10017-5529
                                 (914) 253-8822

                         Variable Annuity Service Center
                             6610 West Broad Street
                               Richmond, VA 23230
                                 (800) 313-5282

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the above-named Flexible Premium Variable Deferred Annuity Policy ("Policy") offered by GE Capital Life Assurance Company of New York ("the Company", "we", "us", or "our"). You may obtain a copy of the Prospectus dated __________, 1999 by us at our Variable Annuity Service Center at the address or telephone number listed above. Terms used in the current Prospectus for the Policy are incorporated in this Statement.

This Statement of Additional Information is not a Prospectus and should be read only in conjunction with the Prospectuses for the Policy and the Funds.

Dated __________, 1999

                       Statement of Additional Information
                                Table of Contents


                                                                       Page

The Policies
   Transfer of Annuity Units.
   Net Investment Factor.

Termination of Participation Agreements.

Calculation of Performance Data.
   Money Market Investment Subdivisions
   Other Investment Subdivisions.

Federal Tax Matters.
   Taxation of GE Capital Life
   IRS Required Distributions

General Provisions
   Using the Policies as Collateral
   Non-Participating.
   Misstatement of Age or Sex
   Incontestability
   Statement of Values.
   Written Notice

Legal Developments Regarding Employment-Related Benefit Plans.

Legal Matters.

Experts.

Change in Auditors

Financial Statements

THE POLICIES

TRANSFER OF ANNUITY UNITS
At your request, Annuity Units may be transferred once per calendar year from the Investment Subdivisions in which they are currently held. However, where permitted by state law, we reserve the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer are unable to purchase or redeem shares of the mutual funds in which the Investment Subdivisions invest. The number of Annuity Units to be transferred is (a) times
(b) divided by (c) where: (a) is the number of Annuity Units in the current Investment Subdivision desired to be transferred; (b) is the Annuity Unit Value for the Investment Subdivision in which the Annuity Units are currently held; and (c) is the Annuity Unit Value for the Investment Subdivision to which the transfer is made.

If the number of Annuity Units remaining in an Investment Subdivision after the transfer is less than 1, we will transfer the amount remaining in addition to the amount requested. We will not transfer into any Investment Subdivision unless the number of Annuity Units of that Investment Subdivision after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Investment Subdivisions).

Net Investment Factor

The net investment factor measures investment performance of the Investment Subdivisions of the Separate Account during a Valuation Period. Each Investment Subdivision has its own net investment factor for a Valuation Period. The net investment factor of an Investment Subdivision available under the Policy for a Valuation Period is (a) divided by (b) minus (c) where:

         (a) is (1) the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period, plus (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Investment Subdivision during the Valuation Period for which the net investment factor is being determined, minus (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus
              (4) any amount charged against that Investment Subdivision for taxes, or any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Investment Subdivision; and

         (b) is the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period; and

         (c) is a charge no greater than .003857% for each day in the Valuation Period. This corresponds to 1.25% and .15% per year of the net assets of that Investment Subdivision for mortality and expense risks, and for administrative expenses, respectively.

The value of the assets in the Separate Account will be taken at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.


TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Funds sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes these provisions:

      JANUS ASPEN SERIES. This agreement may be terminated by the parties on six month advance written notice.

      VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II AND VARIABLE INSURANCE PRODUCTS FUND III. ("the Fund") These agreements provide for termination (1) on one year's advance notice by either party,
      (2) at the Company's option if shares of the Fund are not reasonably available to meet requirements of the policies, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the policyowners to substitute shares of another mutual fund, (5) at the Company's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws or if the Fund ceases to qualify as a regulated investment company under the Code,
      (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its policies.

      GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

      OPPENHEIMER VARIABLE ACCOUNT FUNDS. This agreement may be terminated by the parties on six months' advance written notice.

      FEDERATED INSURANCE SERIES. This agreement may be terminated by any of the parties on 180 days written notice to the other parties.

      THE ALGER AMERICAN FUND. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

      PBHG INSURANCE SERIES FUND, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

      GOLDMAN SACHS VARIABLE INSURANCE TRUST. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

      SALOMON BROTHERS VARIABLE SERIES FUNDS INC.. This agreement may be terminated at the option of any party upon six months' advance written notice to the other parties, unless a shorter time is agreed to by the parties.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Investment Subdivisions pertaining to the Policies. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

"MONEY MARKET" INVESTMENT SUBDIVISIONS
From time to time, advertisements and sales literature may quote the yield of one or more of the "money market" Investment Subdivisions for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one unit in that "money market" Investment Subdivision at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the investment portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the policy maintenance charge, administrative expense charge, and the mortality and expense risk charge. For purposes of calculating current yields for a Policy, an average per unit policy maintenance charge is used. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP = the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

ES = per unit expenses of the hypothetical account for the seven-day period.

UV = the unit value on the first day of the seven-day period.

The effective yield of a "money market" Investment Subdivision determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))365/7 - 1

where:

NCP = the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

ES = per unit expenses of the hypothetical account for the seven-day period.

UV = the unit value for the first day of the seven-day period.

The yield on amounts held in a "money market" Investment Subdivision normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A "money market" Investment Subdivision's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Investment Subdivision's corresponding money market investment portfolio, the types and quality of portfolio securities held by that investment portfolio, and that investment portfolio's operating expenses. Because of the charges and deductions imposed under the Policy, the yield for a "money market" Investment Subdivision will be lower than the yield for its corresponding "money market" investment portfolio.

Yield calculations do not take into account the surrender charge under the Policy, a maximum of 6% of each Premium Payment made during the six years prior to a full or partial surrender, or charges for the Optional Death Benefit Rider.

OTHER INVESTMENT SUBDIVISIONS
TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Investment Subdivisions for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

Average annual total return will be calculated using Investment Subdivision unit values and deductions for the policy maintenance charge, optional death benefit charge and the surrender charge as described below:

1. We calculate unit value for each Valuation Period based on the performance of the Investment Subdivision's underlying investment portfolio (after deductions for Fund expenses, the administrative expense charge, and the mortality and expense risk charge).

2. The policy maintenance charge is $25 per year, deducted at the beginning of each Policy Year after the first. For purposes of calculating average annual total return, an average policy maintenance charge (currently 0.1% of account value attributable to the hypothetical investment) is used. This charge will be waived if the Account Value is more than $75,000 at the time the charge is due.

3. The surrender charge will be determined by assuming a surrender of the Policy at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

4. Total return does not consider the elective ODB charges.

5. Total return will then be calculated according to the following formula:

TR       =  (ERV/P)1/N - 1

   where:

TR  = the average annual total return for the period.

ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

P   = a hypothetical single investment of $1,000.

N   = the duration of the period (in years).


Total Return for the available Investment Subdivisions is as follows:


For the           For the           For the            For the           Date of         Date of
1-year period     3-year period     5-year period      10-year period    Subaccount      Fund
ended             ended             ended              ended             Inception       Inception


              Subdivision
BALANCED
Janus Aspen Balanced Portfolio                                                           09/13/93
VIP II Asset Manager Portfolio                                                           09/06/89
Salomon Brothers Total Return Fund                                                       N/A
GE Investments Total Return Fund                                                         07/01/85
Oppenheimer Multiple Strategies Fund                                                     02/09/87
GROWTH
Janus Aspen Growth Portfolio                                                             09/13/93
Janus Aspen Capital Appreciation Portfolio                                               05/01/97
Alger American Growth Portfolio                                                          01/09/89
VIP II Contrafund Portfolio                                                              01/03/95
VIP Growth Portfolio                                                                     10/09/86
Oppenheimer Growth Fund                                                                  04/03/85
VIP III Growth Opportunities Portfolio                                                   01/03/95
Goldman Sachs Mid Cap Equity Fund                                                        N/A
GE Investments Value Equity Fund                                                         05/01/97
PBHG Growth II Portfolio                                                                 05/01/97
PBHG Large Cap Growth Portfolio                                                          05/01/97
INTERNATIONAL STOCK
Janus Aspen International Growth Portfolio                                               05/02/94
VIP Overseas Portfolio                                                                   01/28/87
GE Investments International Equity Fund                                                 05/01/95
High Yield Bond Fund
Oppenheimer High Income Fund                                                             04/30/86
Federated High Income Bond Fund II                                                       03/01/94
Diversified Bond
Janus Aspen Flexible Income Portfolio                                                    09/13/93
AGGRESSIVE GROWTH
Janus Aspen Aggressive Growth Portfolio                                                  09/13/93
Oppenheimer Aggressive Growth Fund                                                       08/15/86
Alger American Small Capitalization Portfolio                                            09/21/88
GROWTH & INCOME
Federated American Leaders Fund II                                                       02/10/94
GE Investments US Equity Fund                                                            01/02/95
Goldman Sachs Growth & Income Fund                                                       N/A
Salomon Brothers Investors Fund                                                          N/A
VIP Equity-Income Portfolio                                                              10/09/86
VIP III Growth & Income Portfolio                                                        12/31/96
GE Investments S&P 500 Index Fund                                                        04/14/85
CORPORATE BOND
Oppenheimer Bond Fund                                                                    04/03/85
Salomon Brothers Strategic Bond Fund                                                     N/A
GE Investments Income Fund                                                               01/02/95
SPECIALTY
Federated Utility Fund II                                                                02/10/94
GE Investments Real Estate Securities Fund                                               05/01/95
GLOBAL STOCK
Janus Aspen Worldwide Growth Portfolio                                                   09/13/93
INTERNATIONAL BOND
GE Global Income Fund                                                                    05/01/97
MONEY MARKET
GE Investments Money Market Fund                                                         06/30/85


++  Returns for periods of less than one year are not annualized.

Past performance is not a guarantee of future results.

The Funds have provided the price information used to calculate the total return of the Investment Subdivisions. While we have no reason to doubt the accuracy of the figures provided by the Funds, we have not independently verified such information.

OTHER PERFORMANCE DATA
We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

    CTR  =   (ERV/P) - 1

    where:

    CTR  = the cumulative total return for the period.

    ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

    P    = a hypothetical single investment of $1,000.


Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts.

Other non-standard quotations of Investment Subdivision performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated.

FEDERAL TAX MATTERS

TAXATION OF GE CAPITAL LIFE
We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. (See Federal Tax Matters section of the Prospectus.) Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes which may be attributable to the Account. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Account Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (including premium taxes). At present, these taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes (including premium taxes), charges for such taxes attributable to Separate Account may be made.

IRS REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Policy to provide that (a) if any Owner dies on or after the Maturity Date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Maturity Date, the entire interest in the Policy will be distributed (1) within five years after the date of that Owner's death, or (2) as Income Payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the Policy following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules may not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant will be treated as the death of an Owner for purposes of these rules.

The Non-Qualified Policies contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Policies.

GENERAL PROVISIONS

USING THE POLICIES AS COLLATERAL
A Non-Qualified Policy can be assigned as collateral security. We must be notified in writing if a Policy is assigned. Any payment made before the assignment is recorded at the Variable Annuity Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment.

A Qualified Policy may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The basic benefits of the Policy are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

NON-PARTICIPATING
The Policy is non-participating.  No dividends are payable.

MISSTATEMENT OF AGE OR SEX
If an Annuitant's age or sex was misstated on the policy data page, any policy benefits or proceeds, or availability thereof, will be determined using the correct age and sex. If an overpayment has been made, an adjustment including interest on the amount of the overpayment will be made to the next payment(s). Any underpayments will be credited with interest on the amount of the underpayment and will be paid in full with the next payment. The interest rate used will be 3% per annum, unless otherwise required by law.

INCONTESTABILITY
We will not contest the Policy.

STATEMENT OF VALUES
At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Account Value, Premium Payments and charges made during the report period.

WRITTEN NOTICE
Any written notice should be sent to us at our Home Office at 125 Park Avenue, 6th Floor, New York, NY 10017-5529 or to our Variable Annuity Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The policy number and the Annuitant's full name must be included.

We will send all notices to the Owner at the last known address on file with the company.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The Policy contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Policy may be purchased.

STATE REGULATION OF GE CAPITAL LIFE

We are a stock life insurance company organized under the laws of New York, and are subject to regulation by the New York Insurance Department. An annual statement is filed with the New York Superintendent of Insurance each year covering the operations and reporting on the financial condition of GE Capital Life as of December 31 of the preceding year. Periodically, the Superintendent of Insurance examines the liabilities and reserves of the Company and the Separate Account and certifies their adequacy, and a full examination of the Company's operations is conducted by the New York Insurance Department at least once every five years.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP of Washington D.C. has provided advice on certain legal matters relating to federal securities laws applicable to the issue and sale of the Policies described in this Prospectus. All matters of New York law pertaining to the Policy, including the validity of the Policy and GE Capital Life's right to issue the Policies under New York insurance law, have been passed upon by Michael J. Furney, Assistant Vice President and Associate Counsel.

EXPERTS

KPMG PEAT MARWICK LLP.
The financial statements of GE Capital Life Assurance Company of New York as of December 31, 1998, and for each of the years in the three-year period ended December 31, 1998, have been included herein in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein and in the registration statement, upon the authority of said firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for the Company and GE Capital Life Separate Account II, as of December 31, 1998, and for each of the three years in the period then ended.

The financial statements of GE Capital Life Assurance Company of New York included herein should be distinguished from the financial statements of the Separate Account (when presented) and should be considered only as bearing on the ability of the company to meet its obligation under the Policy.

Such financial statements of the company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                     PART C

                                OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement or will be included in a pre-effective amendment.

(b)  Exhibits

       (1) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account"). 1/

       (2)        Not Applicable

       (3) Underwriting Agreement between GE Capital Life and Capital Brokerage Corporation 2/
       (3)(i)     Dealer Sales Agreement 2/

       (4)(i)     Form of Policy 2/
       (4)(ii)    Endorsements to Policy
              (a) Guarantee Account Rider 1/
              (b) Trust Endorsement 1/
              (c) Pension Endorsement2/
              (d) Individual Retirement Annuity Endorsement 2/
              (e) 403(b) Annuity Endorsement 2/
              (f) Optional Death Benefit Rider 3/

       (5)        Form of Application 2/

       (6)(i)     Certificate of Incorporation of GE Capital Life 1/
       (6)(ii)    By-Laws of GE Capital Life 1/

       (7)        Not Applicable

       (8)(i)     Form of Participation Agreement regarding Alger American
                  Fund 2/
       (8)(ii) Form of Participation Agreement regarding Federated Insurance Series 2/
       (8)(iii) Form of Participation Agreement regarding GE Investments Funds, Inc. 2/
       (8)(iv)    Form of Participation Agreement regarding Janus Aspen
                  Series 2/
       (8)(v) Form of Participation Agreement regarding Oppenheimer Variable Account Funds 2/

       (8)(vi) Form of Participation Agreement regarding PBHG Insurance Series Fund 2/
       (8)(vii) Form of Participation Agreement regarding Variable Insurance Products Fund 2/
       (8)(viii) Form of Participation Agreement regarding Variable Insurance Products Fund II 2/
       (8)(ix)) Form of Participation Agreement regarding Variable Insurance Products Fund III 2/
       (8)(x) Form of Participation Agreement regarding Goldman Sachs Variable Insurance Trust 2/
       (8)(xi) Form of Participation Agreement regarding Salomon Brothers Variable Series Fund 4/

       (9)        Opinion and Consent of Counsel 4/

       (10)(i)    Consent of Sutherland, Asbill & Brennan LLP 4/
       (10)(ii)   Consent of Independent Auditors 4/

       (11)       Not Applicable

       (12)       Not Applicable

       (13)       Not Applicable

       (14)       Power of Attorney 1/


1/ Incorporated herein by reference to initial filing of the registration statement on Form N-4 File No. 333-39955, filed with the Securities and Exchange Commission on September 10, 1997.

2/ Incorporated herein by reference to initial filing of the registration statement on Form N-4 File No. 333-39955, filed with the Securities and Exchange Commission on May 13, 1998.

3/ Incorporated herein.

4/ To be included in a subsequent post-effective amendment.
---------------------------

Item 25.  Directors and Officers of GE Capital Life


Name                             Address                                   Positions and Offices with Depositor

Barry J. Grossman                American Mayflower                        President and Chief Executive Officer
                                 2 Penn Plaza
                                 New York, NY 10121

Marshall S. Belkin               345 Kear Street                           Director
                                 Yorktown Heights, NY 10598

Donald W. Britton                First Colony Life                         Director
                                 700 Main Street
                                 Lynchburg, VA 24505

Richard I. Byer                  Clark & Pope, Inc.                        Director
                                 317 Madison Avenue
                                 New York, NY 10017

Ronald V. Dolan                  First Colony Life                         Chairman of the Board
                                 700 Main Street
                                 Lynchburg, VA 24505

Bernard M. Eiber                 55 Northern Blvd.                         Director
                                 Room 302
                                 Great Neck, NY 11021

Jerry S. Handler                 Handro Properties                         Director
                                 151 West 40th St.
                                 New York, NY 10018


Stephen P. Joyce                 GE Financial Assurance                    Director
                                 777 Long Ridge Rd., Bldg. "B"
                                 Stamford, CT 06927

Ray M. Perisho                   Union Fidelity Life                       Director
                                 4850 Street Rd.
                                 Trevose, PA 19049

Leon E. Roday                    GE Financial Assurance                    Senior Vice President & General Counsel
                                 6604 West Broad St.
                                 Richmond, VA 23230

Ididore Sapir                    Granit Apartments at the Granit           Director
                                 Apt. 756, P.O. Box 657
                                 Kernonkson, NY 12446

Thomas A. Skiff                  GE Financial Assurance                    Director
                                 1650 Los Gamos DR.
                                 San Rafael, CA 94903

                                 First Colony Life                         Director
Steven A. Smith                  700 Main Street
                                 Lynchburg, VA 24505

George T. Stewart                First Colony Life                         Director
                                 700 Main Street
                                 Lynchburg, VA 24505

Geoffrey S. Stiff                GE Financial Assurance                    Director
                                 6610 W. Broad St.
                                 Richmond, VA  23230

Gerald A. Kaufman                33 Walt Whitman Rd., Suite 233            Director
                                 Huntrington Station, NY 11746

Thomas W. Casey                  GE Financial Assurance                    Vice President and Chief Financial Officer
                                 6604 W. Broad St.
                                 Richmond, VA 23230

Stephen N. DeVos                 GE Financial Assurance                    Vice President and Controller
                                 6604 W. Broad St.
                                 Richmond, VA 23230



ITEM 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

The following chart identifies the persons controlled by or under common control with the Depositor or the Registrant.



                              ORGANIZATIONAL CHART



                 _____________  GENERAL ELECTRIC
                 |                   COMPANY
                 |                      |
 Other Subsidiaries                  (100%)
                                        |
                                GENERAL ELECTRIC
                             CAPITAL SERVICES, INC.
                                        |
                                     (100%)
                                        |
                                GENERAL ELECTRIC
                               CAPITAL CORPORATION
                                        |
                                     (100%)
                                        |
                             GE FINANCIAL ASSURANCE
                                 HOLDINGS, INC.
                                        |
                                     (100%)
                                        |
                                 GNA CORPORATION
                                        |
                                     (100%)
                                        |
                                GENERAL ELECTRIC
                            CAPITAL ASSURANCE COMPANY  ______________
                                        |                            |
                                     (100%)                         52%
                                        |                            |
                                 GREAT NORTHERN                      |
                           INSURED ANNUITY CORPORATION               |
                                        |                            |
                                      (48%)                          |
                                        |                            |
                                 GE CAPITAL LIFE       ______________|
                          ASSURANCE COMPANY OF NEW YORK
                     (52% owned by General Electric Capital
                               Assurance Company)


ITEM 27.  Number of Policyowners

Not applicable

ITEM 28.  Indemnification

The Bylaws of GE Capital Life provides that:

       (a)  See Exhibit (6)(ii) - Article VIII

                                      * * *


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  Principal Underwriters

  (a) Capital Brokerage Corporation is the principal underwriter of the Policies as defined in the Investment Company Act of 1940.

  (b)



Name                             Address                                     Positions and Offices with Depositor

Scott A. Curtis                  GE Financial Assurance                      President and Chief Executive Officer
                                 6610 W. Broad St.
                                 Richmond, VA 23230

Stephen P. Joyce                 GE Financial Assurance                      Senior Vice President
                                 777 Long Ridge Rd., Bldg. "B"
                                 Stamford, CT 06927

Charles A. Kaminski              GE Financial Assurance                      Senior Vice President
                                 601 Union St., Ste. 5600
                                 Seattle, WA 98101

Victor C. Moses                  GE Financial Assurance                      Senior Vice President
                                 601 Union St., Ste. 5600
                                 Seattle, WA 98101

Geoffrey S. Stiff                GE Financial Assurance                      Senior Vice President
                                 6610 W. Broad St.
                                 Richmond, VA 23230

Mary Catherine Yeagley           GE Financial Assurance                      Senior Vice President
                                 601 Union St., Ste. 5600
                                 Seattle, WA 98101

Jeffrey I. Hugunin               GE Financial Assurance                      Treasurer
                                 6604 W. Broad St.
                                 Richmond, VA 23230

John W. Attey                    GE Financial Assurance                      Vice President, Counsel & Assistant
                                 7125 W. Jefferson Ave., Ste. 200            Secretary
                                 Lakewood, CO 80235

Thomas W. Casey                  GE Financial Assurance                      Vice President & Chief Financial Officer
                                 6604 W. Broad St.
                                 Richmond, VA 23230

Stephen N. DeVos                 GE Financial Assurance                      Vice President & Controller
                                 6604 W. Broad St.
                                 Richmond, VA 23230

Scott A. Reeks                   GE Financial Assurance                      Vice President & Assistant Treasurer
                                 6630 W. Broad St.
                                 Richmond, VA 23230

Edward J. Wiles, Jr.             GE Financial Assurance                      Vice President, Counsel & Secretary
                                 777 Long Ridge Rd., Bldg. "B"
                                 Stamford, CT 06927


ITEM 30.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Capital Life at its executive offices.

ITEM 31.  Management Services

All management Policies are discussed in Part A or Part B of this Registration Statement.

ITEM 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Policies may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Capital Life at the address or phone number listed in the Prospectus.

SECTION 403(b) REPRESENTATIONS

GE Capital Life represents that in connection with its offering of Policies as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SECTION 26(e)(2)(A) REPRESENTATION

GE Capital Life hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Capital Life.

EXHIBIT LIST

(4)(ii)(f)                 Optional Death Benefit Rider